American Funds® Strategic Bond Fund
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 90.58% Corporate bonds and notes 35.41% Financials 9.18%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 4.75% 1/15/2033	USD3,746	$3,642
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	8,668	8,502
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	3,000	3,000
Ally Financial, Inc. 5.548% 7/31/2033 (USD-SOFR + 1.78% on 7/31/2032) (b)	5,108	5,020
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (b)	EUR100	117
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	6,640	8,219
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	2,615	3,129
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (b)	USD3,327	3,293
American Express Co. 4.804% 10/24/2036 (USD-SOFR + 1.237% on 10/24/2035) (b)	7,396	7,154
American International Group, Inc. 5.45% 5/7/2035	194	198
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	16,376	15,986
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	4,885	4,791
Ares Capital Corp. 5.25% 4/12/2031	20,861	20,178
Ares Strategic Income Fund 5.55% 4/15/2031 (a)	29,723	28,488
Aretec Group, Inc. 10.00% 8/15/2030 (a)	2,064	2,195
Arthur J. Gallagher & Co. 5.15% 2/15/2035	4,369	4,336
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,154	1,078
Athene Holding, Ltd. 6.625% 5/19/2055	20,000	19,288
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (b)	3,203	3,187
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (b)	16,146	16,254
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	4,435	3,951
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	11,774	10,438
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (b)	7,675	7,581
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (b)	350	317
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	20,932	18,484
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (b)	2,170	1,931
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (b)	433	392
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (b)	130	136
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (b)	28,740	28,369
Bank of Nova Scotia (The) 4.813% 2/2/2034 (USD-SOFFR + 1.045% on 2/2/2033) (b)	5,250	5,178
Banque Federative du Credit Mutuel 5.106% 1/15/2036 (a)	10,470	10,249
BlackRock Funding, Inc. 5.00% 3/14/2034	514	522
BlackRock Funding, Inc. 5.25% 3/14/2054	11,678	10,871
Blackstone Private Credit Fund 5.35% 3/12/2031	4,802	4,564
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	1,825	1,762
Block, Inc. 5.625% 8/15/2030 (a)	3,405	3,388
Block, Inc. 6.50% 5/15/2032	14,650	14,793
Block, Inc. 6.00% 8/15/2033 (a)	4,360	4,292
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (a)(b)	19,507	17,695
BNP Paribas SA 4.916% 1/15/2034 (USD-SOFR + 1.294% on 1/15/2033) (a)(b)	1,285	1,257
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	1,717	1,694
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	5,442	5,569
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	12,048	12,617
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(b)	15,217	14,842
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	3,765	3,740
American Funds Strategic Bond Fund — Page 1 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Brown & Brown, Inc. 5.25% 6/23/2032	USD5,677	$5,670
Brown & Brown, Inc. 5.55% 6/23/2035	16,746	16,733
Brown & Brown, Inc. 6.25% 6/23/2055	2,177	2,173
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (a)(b)	7,609	7,656
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	6,301	6,465
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (b)	2,805	2,763
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	8,885	9,186
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (b)	5,048	4,896
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (b)	21,338	20,918
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (b)	3,658	3,844
Chubb INA Holdings, LLC 5.00% 3/15/2034	28,980	29,153
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	15,849	13,984
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	7,197	6,510
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (b)	1,171	1,252
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	2,169	2,215
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	28,090	28,185
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (b)	3,912	3,879
Citizens Bank, N.A. 4.192% 1/29/2029 (USD-SOFR + 0.70% on 1/29/2028) (b)	12,740	12,664
Citizens Financial Group, Inc. 5.299% 1/29/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 1/29/2031) (b)	4,672	4,632
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	10,470	9,809
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	21,900	18,531
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	13,606	12,668
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	5,674	4,937
Corebridge Financial, Inc. 3.90% 4/5/2032	247	232
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	12,525	12,508
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	7,375	7,745
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	2,048	2,017
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (b)	EUR778	901
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	USD2,400	2,434
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	2,480	2,442
FS KKR Capital Corp. 6.125% 1/15/2030	6,691	6,373
Goldman Sachs BDC, Inc. 5.10% 1/28/2029	6,488	6,304
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)	8,654	8,537
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031) (b)	25,788	22,902
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (b)	257	267
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (b)	5,269	5,289
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (b)	6,775	6,652
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	90,773	87,939
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (b)	62,500	61,128
Goldman Sachs Group, Inc. 5.387% 2/2/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 2/2/2036) (b)	40,422	39,069
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (b)	8,207	6,089
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	2,968	2,092
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028 (a)	953	939
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	22,000	21,360
Golub Capital Private Credit Fund 5.60% 4/15/2031 (a)	6,878	6,567
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	8,680	7,770
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032) (b)	8,339	8,473
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	9,000	10,271
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	16,113	15,002
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	13,166	12,408
American Funds Strategic Bond Fund — Page 2 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	USD15,450	$14,340
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	11,950	9,264
Jane Street Group, LLC 7.125% 4/30/2031 (a)	895	921
Jane Street Group, LLC 6.125% 11/1/2032 (a)	1,790	1,772
Jane Street Group, LLC 6.75% 5/1/2033 (a)	3,855	3,914
Jefferies Financial Group, Inc. 5.50% 2/15/2036	33,000	31,693
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (b)	11,000	10,997
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (b)	11,293	11,294
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	1,259	1,120
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	7,890	8,134
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	75,938	73,761
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (b)	80,060	78,370
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (b)	15,000	14,746
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	5,000	4,953
KeyCorp 5.305% 1/28/2037 (USD-SOFR + 1.367% on 1/28/2036) (b)	4,352	4,264
Marsh & McLennan Cos., Inc. 2.375% 12/15/2031	6,772	6,025
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	27,947	27,843
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	18,531	17,391
Mastercard, Inc. 4.55% 1/15/2035	9,348	9,186
Mitsubishi UFJ Financial Group, Inc., 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (b)	4,156	4,097
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (b)	181	183
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (b)	11,500	11,386
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (b)	196	202
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	11,705	11,473
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	1,112	1,105
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	23,965	23,176
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	66,677	65,350
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (b)	9,867	10,091
Morgan Stanley 5.314% 1/18/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.17% on 1/18/2036) (b)	39,697	38,340
Navient Corp. 5.50% 3/15/2029	2,745	2,519
Navient Corp. 9.375% 7/25/2030	8,515	8,308
Navient Corp. 11.50% 3/15/2031	39	40
Navient Corp. 7.875% 6/15/2032	4,255	3,799
Navient Corp. 5.625% 8/1/2033	32,530	25,396
New York Life Global Funding 4.55% 1/28/2033 (a)	180	177
OneMain Finance Corp. 6.125% 5/15/2030	2,000	1,957
OneMain Finance Corp. 7.50% 5/15/2031	18,010	18,118
OneMain Finance Corp. 7.125% 11/15/2031	9,659	9,579
OneMain Finance Corp. 7.125% 9/15/2032	4,515	4,452
OneMain Finance Corp. 6.50% 3/15/2033	4,000	3,827
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	5,295	5,232
Oxford Finance, LLC 6.375% 2/1/2027 (a)	6,055	6,006
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	EUR3,077	3,829
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (b)	2,790	3,338
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (b)	USD16,678	17,648
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	55,220	61,024
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	343	353
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	19,295	19,548
PNC Financial Services Group, Inc. 4.075% 1/25/2041 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.17% on 1/25/2036) (b)	3,584	3,513
American Funds Strategic Bond Fund — Page 3 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	USD7,845	$7,757
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	2,360	2,331
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	3,265	3,218
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	9,266	9,268
Synchrony Financial 4.947% 2/25/2032 (USD-SOFR + 1.53% on 2/25/2031) (b)	7,500	7,283
Synchrony Financial 7.25% 2/2/2033	7,412	7,576
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (b)	7,294	7,199
Toronto-Dominion Bank (The) 2.00% 9/10/2031	1,469	1,296
Travelers Cos., Inc. 2.55% 4/27/2050	334	197
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	12,783	12,956
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (b)	4,378	4,369
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	1,480	1,543
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	20,729	21,390
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	8,636	8,368
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (b)	1,482	1,559
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	1,899	1,878
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	13,502	14,098
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	25,758	26,613
U.S. Bancorp 5.033% 1/26/2037 (USD-SOFR + 1.101% on 1/26/2036) (b)	6,505	6,412
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	750	661
UBS Group AG, 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031) (a)(b)	4,980	4,413
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	490	496
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	8,487	8,524
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (b)	4,532	4,511
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (b)	956	980
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	15,500	16,788
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (b)	138,058	134,540
		1,945,398
Health care 4.83%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	9,345	9,576
AbbVie, Inc. 3.20% 11/21/2029	1,118	1,078
AbbVie, Inc. 4.40% 3/15/2033	7,398	7,265
AbbVie, Inc. 5.05% 3/15/2034	32,320	32,814
AbbVie, Inc. 4.75% 3/15/2036	13,042	12,801
AbbVie, Inc. 5.35% 3/15/2044	1,350	1,317
AbbVie, Inc. 5.40% 3/15/2054	4,407	4,211
AbbVie, Inc. 5.55% 3/15/2056	8,501	8,320
AbbVie, Inc. 5.50% 3/15/2064	1,889	1,803
Accendra Health, Inc. 6.625% 4/1/2030 (a)	20,045	9,554
AdaptHealth, LLC 5.125% 3/1/2030 (a)	1,701	1,631
Amgen, Inc. 3.00% 2/22/2029	600	579
Amgen, Inc. 4.05% 8/18/2029	16,075	15,929
Amgen, Inc. 5.25% 3/2/2030	11,990	12,315
Amgen, Inc. 4.20% 2/19/2031	1,267	1,250
Amgen, Inc. 4.20% 3/1/2033	14,000	13,518
Amgen, Inc. 5.25% 3/2/2033	53,634	55,059
Amgen, Inc. 4.85% 2/19/2036	10,691	10,508
Amgen, Inc. 4.875% 3/1/2053	4,975	4,317
Amgen, Inc. 5.65% 3/2/2053	34,623	33,557
Amgen, Inc. 5.75% 3/2/2063	11,582	11,149
Ascension Health 4.078% 11/15/2028	13,466	13,398
American Funds Strategic Bond Fund — Page 4 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Ascension Health 4.294% 11/15/2030	USD32,459	$32,164
Ascension Health 4.923% 11/15/2035	24,529	24,248
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,463	3,515
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	5,785	5,650
Banner Health 2.913% 1/1/2051	9,266	5,894
Baxter International, Inc. 4.45% 2/15/2029	3,010	2,973
Baxter International, Inc. 4.90% 12/15/2030	8,279	8,175
Baxter International, Inc. 2.539% 2/1/2032	5,260	4,435
Baxter International, Inc. 5.65% 12/15/2035	23,799	23,254
Baxter International, Inc. 3.132% 12/1/2051	12,537	7,183
Bayer US Finance, LLC 6.50% 11/21/2033 (a)	11,007	11,710
Bayer US Finance, LLC 6.875% 11/21/2053 (a)	5,400	5,694
Baylor Scott & White Holdings 1.777% 11/15/2030	17,685	15,728
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	6,385	6,291
Bristol-Myers Squibb Co. 5.20% 2/22/2034	14,739	15,116
Bristol-Myers Squibb Co. 5.50% 2/22/2044	2,825	2,776
Bristol-Myers Squibb Co. 5.55% 2/22/2054	8,416	8,109
Centene Corp. 2.45% 7/15/2028	32,512	30,298
Centene Corp. 3.00% 10/15/2030	3,625	3,179
Centene Corp. 2.50% 3/1/2031	6,272	5,267
Centene Corp. 2.625% 8/1/2031	8,805	7,367
Cigna Group (The) 2.375% 3/15/2031	1,713	1,540
Cigna Group (The) 5.25% 1/15/2036	15,000	15,025
Cigna Group (The) 6.00% 1/15/2056	7,500	7,517
CVS Health Corp. 5.45% 9/15/2035	35,383	35,533
CVS Health Corp. 6.00% 6/1/2044	25,017	24,647
CVS Health Corp. 6.05% 6/1/2054	26,857	26,080
CVS Health Corp. 6.20% 9/15/2055	17,759	17,605
CVS Health Corp. 6.00% 6/1/2063	2,281	2,166
Elevance Health, Inc. 5.00% 1/15/2036	18,000	17,641
Elevance Health, Inc. 5.125% 2/15/2053	926	814
Elevance Health, Inc. 5.70% 9/15/2055	6,000	5,709
Eli Lilly and Co. 5.10% 2/12/2035	2,363	2,412
Eli Lilly and Co. 5.50% 2/12/2055	929	911
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	3,896	4,082
Gilead Sciences, Inc. 5.25% 10/15/2033	1,710	1,769
Gilead Sciences, Inc. 5.10% 6/15/2035	16,744	16,923
Gilead Sciences, Inc. 2.80% 10/1/2050	1,462	907
HCA, Inc. 3.625% 3/15/2032	4,659	4,331
Humana, Inc. 5.375% 4/15/2031	1,202	1,215
Humana, Inc. 5.95% 3/15/2034	7,875	8,034
Humana, Inc. 5.55% 5/1/2035	2,490	2,463
Humana, Inc. 5.75% 4/15/2054	10,171	9,154
Humana, Inc. 6.00% 5/1/2055	1,386	1,286
Johnson & Johnson 4.95% 6/1/2034	3,907	4,049
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	5,345	4,782
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	8,885	8,746
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	9,655	8,394
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	6,955	6,748
Novartis Capital Corp. 4.90% 3/18/2036	757	756
Novartis Capital Corp. 5.60% 3/18/2046	64	64
Novartis Capital Corp. 5.70% 3/18/2056	235	237
Organon & Co. 4.125% 4/30/2028 (a)	7,000	6,797
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,109	5,091
American Funds Strategic Bond Fund — Page 5 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	USD20,000	$18,886
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,206	11,352
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(c)	842	770
Roche Holdings, Inc. 5.593% 11/13/2033 (a)	4,971	5,251
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	1,154	1,171
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,272	2,238
Roche Holdings, Inc. 2.607% 12/13/2051 (a)	8,777	5,321
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	7,227	7,474
Summa Health 3.511% 11/15/2051	9,215	6,802
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	4,915	4,834
Sutter Health 5.164% 8/15/2033	9,178	9,318
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	30,167	30,180
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,908	1,902
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	8,625	8,616
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,900	3,999
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	16,280	16,238
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	10,106	10,835
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	9,012	10,086
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	10,337	7,675
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	5,265	5,335
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	1,886	1,864
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	2,979	2,959
UnitedHealth Group, Inc. 2.00% 5/15/2030	5,404	4,894
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,442	1,406
UnitedHealth Group, Inc. 5.35% 2/15/2033	10,110	10,385
UnitedHealth Group, Inc. 5.00% 4/15/2034	1,187	1,188
UnitedHealth Group, Inc. 5.15% 7/15/2034	8,261	8,335
UnitedHealth Group, Inc. 5.30% 6/15/2035	26,826	27,379
UnitedHealth Group, Inc. 5.50% 7/15/2044	21,311	20,580
UnitedHealth Group, Inc. 3.25% 5/15/2051	13,172	8,687
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,830	2,384
UnitedHealth Group, Inc. 5.875% 2/15/2053	7,300	7,196
UnitedHealth Group, Inc. 5.375% 4/15/2054	3,314	3,050
UnitedHealth Group, Inc. 5.95% 6/15/2055	9,967	10,048
West Virginia United Health System Obligated Group 3.129% 6/1/2050	2,571	1,624
		1,024,665
Communication services 4.46%
Advanced Info Service PCL 4.894% 3/4/2036	20,475	19,967
Alphabet, Inc. 4.375% 11/15/2032	4,162	4,140
Alphabet, Inc. 4.50% 5/15/2035	7,623	7,501
Alphabet, Inc. 4.70% 11/15/2035	60,922	60,214
Alphabet, Inc. 4.80% 2/15/2036	10,518	10,477
Alphabet, Inc. 5.50% 2/15/2046	25,000	24,814
Alphabet, Inc. 5.25% 5/15/2055	440	416
Alphabet, Inc. 5.45% 11/15/2055	1,503	1,456
Alphabet, Inc. 5.65% 2/15/2056	25,453	25,389
Alphabet, Inc. 5.75% 2/15/2066	2,586	2,563
Altice France 6.50% 4/15/2032 (a)	2,138	2,027
Altice France 6.875% 7/15/2032 (a)	15,677	14,869
America Movil, SAB de CV, 10.125% 1/22/2029	MXN1,302,560	74,554
America Movil, SAB de CV, 9.50% 1/27/2031	1,219,000	68,091
AT&T, Inc. 3.50% 9/15/2053	USD22,215	14,578
AT&T, Inc. 3.55% 9/15/2055	2,078	1,352
American Funds Strategic Bond Fund — Page 6 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 4.75% 2/1/2032 (a)	USD18,531	$16,770
CCO Holdings, LLC 4.50% 5/1/2032	2,550	2,280
CCO Holdings, LLC 7.00% 2/1/2033 (a)	10,460	10,499
CCO Holdings, LLC 4.50% 6/1/2033 (a)	19,297	16,814
CCO Holdings, LLC 4.25% 1/15/2034 (a)	30,534	26,150
CCO Holdings, LLC 7.375% 2/1/2036 (a)	7,485	7,461
Charter Communications Operating, LLC 6.55% 6/1/2034	1,105	1,148
Charter Communications Operating, LLC 5.85% 12/1/2035	8,458	8,324
Charter Communications Operating, LLC 4.80% 3/1/2050	39,085	28,917
Charter Communications Operating, LLC 3.70% 4/1/2051	2,964	1,836
Charter Communications Operating, LLC 3.90% 6/1/2052	7,235	4,610
Charter Communications Operating, LLC 5.25% 4/1/2053	42,903	33,678
Charter Communications Operating, LLC 6.70% 12/1/2055	22,469	21,489
Comcast Corp. 5.65% 6/1/2054	7,188	6,629
Connect Finco SARL 9.00% 9/15/2029 (a)	28,890	30,386
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	7,640	7,633
DISH Network Corp. 11.75% 11/15/2027 (a)	22,896	23,601
EchoStar Corp. 10.75% 11/30/2029	29,030	31,378
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	9,549	9,654
Embarq, LLC 7.995% 6/1/2036	1,250	401
Gray Media, Inc. 10.50% 7/15/2029 (a)	10,778	11,460
Gray Media, Inc. 5.375% 11/15/2031 (a)	1,686	1,253
Gray Media, Inc. 9.625% 7/15/2032 (a)	4,975	4,979
Gray Media, Inc. 7.25% 8/15/2033 (a)	5,273	5,317
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	2,645	2,702
Meta Platforms, Inc. 4.60% 11/15/2032	1,775	1,758
Meta Platforms, Inc. 4.875% 11/15/2035	29,995	29,438
Meta Platforms, Inc. 5.50% 11/15/2045	9,010	8,532
Meta Platforms, Inc. 4.45% 8/15/2052	22,500	17,714
Meta Platforms, Inc. 5.40% 8/15/2054	5,297	4,802
Meta Platforms, Inc. 5.625% 11/15/2055	22,089	20,721
Meta Platforms, Inc. 5.75% 11/15/2065	10,553	9,809
News Corp. 3.875% 5/15/2029 (a)	3,725	3,596
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	5,559	5,470
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	16,690	16,827
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	11,254	11,299
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	2,480	2,571
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	2,845	2,980
Orange 5.00% 1/13/2036 (a)	26,838	26,371
Orange 5.75% 1/13/2056 (a)	722	717
Paramount Global 5.50% 5/15/2033	4,000	3,490
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	7,042	6,802
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	2,919	2,911
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	6,476	6,068
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	9,798	8,905
Snap, Inc. 6.875% 3/1/2033 (a)	6,125	5,789
Stagwell Global, LLC 5.625% 8/15/2029 (a)	5,383	5,129
T-Mobile USA, Inc. 2.55% 2/15/2031	18,497	16,813
T-Mobile USA, Inc. 2.875% 2/15/2031	2,814	2,596
T-Mobile USA, Inc. 5.30% 5/15/2035	2,252	2,272
T-Mobile USA, Inc. 4.95% 11/15/2035	560	550
Univision Communications, Inc. 8.00% 8/15/2028 (a)	5,082	5,161
Univision Communications, Inc. 4.50% 5/1/2029 (a)	6,254	5,880
Univision Communications, Inc. 7.375% 6/30/2030 (a)	9,335	9,154
American Funds Strategic Bond Fund — Page 7 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Univision Communications, Inc. 8.50% 7/31/2031 (a)	USD9,750	$9,805
Univision Communications, Inc. 9.375% 8/1/2032 (a)	4,575	4,718
Verizon Communications, Inc. 2.55% 3/21/2031	7,587	6,890
Verizon Communications, Inc. 5.25% 4/2/2035	3,037	3,042
Verizon Communications, Inc. 5.00% 1/15/2036	1,217	1,192
Verizon Communications, Inc. 5.75% 11/30/2045	249	243
Verizon Communications, Inc. 3.55% 3/22/2051	15,000	10,475
Verizon Communications, Inc. 5.875% 11/30/2055	237	231
Verizon Communications, Inc. 6.00% 11/30/2065	280	272
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	21,590	14,278
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	3,840	2,338
		945,386
Consumer discretionary 2.97%
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,299	1,321
Advance Auto Parts, Inc. 7.00% 8/1/2030 (a)	1,015	1,029
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,463	2,127
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	21,975	22,275
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	1,530	1,496
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	9,673	9,813
Amazon.com, Inc. 4.65% 11/20/2035	42,310	41,503
Amazon.com, Inc. 4.875% 3/13/2036	8,221	8,149
Amazon.com, Inc. 5.45% 11/20/2055	56,700	54,206
Amazon.com, Inc. 5.80% 3/13/2056	12,836	12,835
AutoNation, Inc. 5.89% 3/15/2035	14,825	15,138
Boyd Gaming Corp. 4.75% 12/1/2027	2,300	2,277
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	16,000	15,827
Carnival Corp. 4.00% 8/1/2028 (a)	11,000	10,746
Carnival Corp. 5.125% 5/1/2029 (a)	3,460	3,437
Carnival Corp. 7.00% 8/15/2029 (a)	6,150	6,383
Carnival Corp. 5.75% 3/15/2030 (a)	6,949	7,008
Carnival Corp. 6.125% 2/15/2033 (a)	4,665	4,714
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	1,635	1,692
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (a)	24,000	24,241
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (a)	7,775	7,352
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	7,121	6,810
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	2,340	2,187
Ford Motor Co. 4.75% 1/15/2043	3,085	2,332
Ford Motor Co. 5.291% 12/8/2046	6,181	4,842
Ford Motor Credit Co., LLC 2.70% 8/10/2026	7,820	7,763
Ford Motor Credit Co., LLC 5.85% 5/17/2027	20,000	20,152
Ford Motor Credit Co., LLC 4.95% 5/28/2027	7,775	7,775
Ford Motor Credit Co., LLC 3.815% 11/2/2027	10,000	9,803
Ford Motor Credit Co., LLC 5.918% 3/20/2028	14,023	14,206
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,794	1,678
Ford Motor Credit Co., LLC 4.97% 4/6/2029	7,431	7,342
Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,895	3,051
Ford Motor Credit Co., LLC 5.73% 9/5/2030	3,924	3,922
Ford Motor Credit Co., LLC 6.054% 11/5/2031	10,414	10,465
Ford Motor Credit Co., LLC 5.753% 4/6/2033	9,144	8,978
Ford Motor Credit Co., LLC 7.122% 11/7/2033	9,663	10,156
Ford Motor Credit Co., LLC 6.125% 3/8/2034	18,631	18,462
Ford Motor Credit Co., LLC 6.50% 2/7/2035	21,000	21,202
General Motors Financial Co., Inc. 5.625% 4/4/2032	4,945	5,062
American Funds Strategic Bond Fund — Page 8 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co., Inc. 5.45% 9/6/2034	USD9,957	$9,881
General Motors Financial Co., Inc. 6.15% 7/15/2035	13,972	14,455
General Motors Financial Co., Inc. 5.45% 1/8/2036	5,000	4,927
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	22,000	19,537
Genting New York, LLC 7.25% 10/1/2029 (a)	2,000	2,009
Gildan Activewear, Inc. 5.40% 10/7/2035 (a)	4,080	3,982
GLP Capital, LP 4.00% 1/15/2030	1,853	1,780
Grand Canyon University 4.375% 10/1/2026	5,001	5,007
Grand Canyon University 5.125% 10/1/2028	6,486	6,411
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	2,154	2,103
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	3,403	3,233
Home Depot, Inc. 5.40% 6/25/2064	13,717	12,921
Jacobs Entertainment, Inc. 6.75% 2/15/2029 (a)	390	365
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	4,443	4,629
McDonald’s Corp. 4.95% 3/3/2035	4,274	4,254
McDonald’s Corp. 3.625% 9/1/2049	907	653
McDonald’s Corp. 4.20% 4/1/2050	2,093	1,651
McDonald’s Corp. 5.15% 9/9/2052	1,483	1,341
Newell Brands, Inc. 8.50% 6/1/2028 (a)	1,350	1,394
Newell Brands, Inc. 6.375% 5/15/2030	5,258	5,051
Newell Brands, Inc. 6.625% 5/15/2032	11,033	10,570
Newell Brands, Inc. 7.375% 4/1/2036	11,665	10,751
Newell Brands, Inc. 7.50% 4/1/2046	1,315	1,057
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	24,455	25,182
Party City Holdings, Inc. 0% 10/12/2028 (d)	560	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (d)	2,594	52
Prosus NV 4.987% 1/19/2052	640	488
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	1,285	1,269
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	4,633	4,687
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (a)	13,735	13,874
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	5,201	5,023
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	7,103	6,981
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	7,500	7,138
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	6,000	5,167
Toyota Motor Credit Corp. 3.375% 4/1/2030	2,655	2,551
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	7,400	7,169
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	1,735	1,721
		629,021
Information technology 2.73%
Accenture Capital, Inc. 4.50% 10/4/2034	1,032	998
Amphenol Corp. 4.40% 2/15/2033	4,961	4,843
Amphenol Corp. 4.625% 2/15/2036	5,355	5,181
Amphenol Corp. 5.30% 11/15/2055	1,897	1,783
ams-OSRAM AG 12.25% 3/30/2029 (a)	5,255	5,594
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	4,425	4,396
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	7,255	7,393
Broadcom, Inc. 5.15% 11/15/2031	8,371	8,589
Broadcom, Inc. 4.55% 2/15/2032	7,771	7,707
Broadcom, Inc. 3.469% 4/15/2034	4,000	3,604
Broadcom, Inc. 4.80% 10/15/2034	6,845	6,744
Broadcom, Inc. 5.20% 7/15/2035	26,865	27,084
Broadcom, Inc. 4.95% 1/15/2036	4,663	4,601
Broadcom, Inc. 3.187% 11/15/2036 (a)	5,996	5,014
American Funds Strategic Bond Fund — Page 9 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cisco Systems, Inc. 5.05% 2/26/2034	USD6,834	$6,935
Cisco Systems, Inc. 5.30% 2/26/2054	2,050	1,924
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	1,200	1,172
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	13,134	12,683
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	9,266	8,796
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	5,700	5,073
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	11,875	12,378
Intel Corp. 3.05% 8/12/2051	2,130	1,294
Intel Corp. 5.60% 2/21/2054	10,973	10,074
Microchip Technology, Inc. 5.05% 2/15/2030	11,560	11,663
NCR Atleos Corp. 9.50% 4/1/2029 (a)	14,074	15,073
Oracle Corp. 4.55% 2/4/2029	3,103	3,064
Oracle Corp. 4.95% 2/4/2031	15,613	15,282
Oracle Corp. 4.80% 9/26/2032	3,203	3,051
Oracle Corp. 5.35% 5/4/2033	10,738	10,457
Oracle Corp. 5.50% 8/3/2035	29,535	28,210
Oracle Corp. 5.20% 9/26/2035	41,654	39,092
Oracle Corp. 5.70% 2/4/2036	34,975	33,643
Oracle Corp. 6.55% 2/4/2046	22,349	20,865
Oracle Corp. 3.60% 4/1/2050	5,000	3,021
Oracle Corp. 3.95% 3/25/2051	4,145	2,628
Oracle Corp. 6.00% 8/3/2055	23,840	20,006
Oracle Corp. 5.95% 9/26/2055	47,459	39,955
Oracle Corp. 6.70% 2/4/2056	74,774	69,452
Oracle Corp. 6.85% 2/4/2066	2,922	2,689
Roper Technologies, Inc. 4.90% 10/15/2034	14,977	14,468
Roper Technologies, Inc. 5.10% 9/15/2035	11,055	10,754
Synopsys, Inc. 5.15% 4/1/2035	21,121	21,169
Synopsys, Inc. 5.70% 4/1/2055	23,164	22,162
UKG, Inc. 6.875% 2/1/2031 (a)	7,850	7,679
Unisys Corp. 10.625% 1/15/2031 (a)	20,283	17,467
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(f)	4,984	5,462
WULF Compute, LLC 7.75% 10/15/2030 (a)	7,590	8,025
		579,197
Energy 2.56%
3R Lux SARL 9.75% 2/5/2031 (a)	3,224	3,313
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,990	2,639
Antero Resources Corp. 5.40% 2/1/2036	6,110	6,013
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	4,260	4,258
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	3,943	4,013
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	2,608	2,696
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	1,192	1,223
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	9,029	9,173
Chevron Corp. 2.236% 5/11/2030	3,290	3,039
Chevron Corp. 3.078% 5/11/2050	1,094	738
CNX Resources Corp. 7.375% 1/15/2031 (a)	2,853	2,933
CNX Resources Corp. 7.25% 3/1/2032 (a)	1,816	1,872
CNX Resources Corp. 5.875% 3/1/2034 (a)	2,185	2,129
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	2,794	2,707
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	12,510	13,022
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	4,503	4,572
Crescent Energy Finance, LLC 7.875% 4/15/2032 (a)	10,178	10,406
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	5,740	5,743
American Funds Strategic Bond Fund — Page 10 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	USD4,705	$4,923
Devon Energy Corp. 5.75% 9/15/2054	10,306	9,693
Diamondback Energy, Inc. 5.15% 1/30/2030	2,904	2,966
Diamondback Energy, Inc. 5.75% 4/18/2054	4,775	4,519
Diamondback Energy, Inc. 5.90% 4/18/2064	3,201	3,031
Ecopetrol SA 8.875% 1/13/2033	7,940	8,364
Ecopetrol SA 8.375% 1/19/2036	9,425	9,564
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	6,445	6,003
Enterprise Products Operating, LLC 5.20% 1/15/2036	564	567
EQT Corp. 4.50% 1/15/2029	904	902
Exxon Mobil Corp. 4.227% 3/19/2040	1,112	1,007
Exxon Mobil Corp. 3.452% 4/15/2051	1,139	812
Genesis Energy, LP 6.75% 3/15/2034	2,165	2,156
GeoPark, Ltd. 8.75% 1/31/2030 (a)	13,658	13,465
GeoPark, Ltd. 8.75% 1/31/2030	642	633
Global Partners, LP 8.25% 1/15/2032 (a)	1,978	2,052
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	10,000	10,047
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	4,114	4,213
Hilcorp Energy I, LP 5.75% 2/1/2029 (a)	1,191	1,175
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	2,502	2,437
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	801	779
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	4,216	4,083
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	2,325	2,352
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	2,325	2,364
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	2,571	2,627
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	5,495	5,589
Matador Resources Co. 6.25% 4/15/2033 (a)	3,521	3,527
Modec Finance BV 7.84% 7/15/2026 (d)(f)	9,000	9,104
MPLX, LP 5.40% 9/15/2035	6,168	6,143
Murphy Oil Corp. 6.00% 10/1/2032	2,492	2,477
MV24 Capital BV 6.748% 6/1/2034	7,213	7,204
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	6,375	6,697
Nabors Industries, Inc. 8.875% 8/15/2031 (a)	5,443	5,674
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)(f)	7,504	7,504
NFE Financing, LLC 12.00% 11/15/2029 (a)(g)	67,862	30,749
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	1,812	1,868
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	3,947	4,070
Noble Finance II, LLC 8.00% 4/15/2030 (a)	12,064	12,427
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	6,926	7,206
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	4,711	5,003
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	1,992	2,064
Petroleos Mexicanos 6.84% 1/23/2030	10,000	10,028
Petroleos Mexicanos 6.375% 1/23/2045	574	452
Petroleos Mexicanos 6.75% 9/21/2047	1,406	1,123
Petroleos Mexicanos 6.35% 2/12/2048	233	178
Petroleos Mexicanos 7.69% 1/23/2050	1,481	1,283
Petroleos Mexicanos 6.95% 1/28/2060	1,657	1,307
Pluspetrol SA 8.50% 5/30/2032 (a)	8,479	8,818
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)(g)	12,695	6,863
Range Resources Corp. 4.75% 2/15/2030 (a)	1,242	1,212
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	7,708	7,850
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	4,907	4,774
Saudi Arabian Oil Co. 5.00% 2/2/2036 (a)	2,647	2,547
SM Energy Co. 8.375% 7/1/2028 (a)	11,652	11,979
American Funds Strategic Bond Fund — Page 11 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
SM Energy Co. 8.625% 11/1/2030 (a)	USD2,275	$2,402
SM Energy Co. 8.75% 7/1/2031 (a)	8,422	8,808
SM Energy Co. 9.625% 6/15/2033 (a)	7,899	8,731
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	2,840	2,923
Sunoco, LP 7.00% 5/1/2029 (a)	3,697	3,799
Sunoco, LP 5.625% 3/15/2031 (a)	2,765	2,754
Sunoco, LP 5.375% 7/15/2031 (a)	3,390	3,365
Sunoco, LP 7.25% 5/1/2032 (a)	4,281	4,432
Sunoco, LP 5.875% 3/15/2034 (a)	2,930	2,900
Sunoco, LP 5.625% 7/15/2034 (a)	2,325	2,291
Talos Production, Inc. 9.00% 2/1/2029 (a)	2,789	2,905
Talos Production, Inc. 9.375% 2/1/2031 (a)	4,456	4,725
Targa Resources Corp. 5.40% 7/30/2036	6,148	6,106
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	1,544	1,530
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	2,232	2,295
Transocean International, Ltd. 8.75% 2/15/2030 (a)	2,463	2,569
Transocean International, Ltd. 7.875% 10/15/2032 (a)	1,430	1,529
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	10,200	10,767
USA Compression Partners, LP 7.125% 3/15/2029 (a)	7,097	7,266
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	10,003	10,237
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	6,178	5,734
Venture Global LNG, Inc. 8.125% 6/1/2028 (a)	9,500	9,721
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	10,751	11,186
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	5,515	5,926
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	2,735	2,814
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	8,733	9,604
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	8,095	8,444
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	3,195	3,328
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	6,616	7,419
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	6,025	6,385
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	4,497	4,707
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	12,835	13,005
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	6,180	6,266
		543,816
Materials 2.13%
Ball Corp. 2.875% 8/15/2030	13,027	11,865
Ball Corp. 5.50% 9/15/2033	20,000	20,031
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	4,106	4,116
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	20,392	20,832
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,717	4,723
Braskem Netherlands Finance BV 4.50% 1/10/2028	4,397	2,135
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	8,660	4,114
Braskem Netherlands Finance BV 8.50% 1/12/2031	2,603	1,236
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	7,945	3,693
Braskem Netherlands Finance BV 7.25% 2/13/2033	3,000	1,395
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	12,300	5,727
Celanese US Holdings, LLC 6.85% 11/15/2028	11,817	12,296
Celanese US Holdings, LLC 6.50% 4/15/2030	13,898	14,192
Celanese US Holdings, LLC 7.379% 7/15/2032	5,559	5,807
Celanese US Holdings, LLC 7.20% 11/15/2033	18,458	19,707
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	5,270	5,239
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	9,266	9,272
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	8,038	8,025
American Funds Strategic Bond Fund — Page 12 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	USD9,266	$8,977
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	9,266	9,072
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	2,670	2,611
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	17,300	17,062
CVR Partners, LP 6.125% 6/15/2028 (a)	4,902	4,888
Dow Chemical Co. (The) 5.35% 3/15/2035	8,841	8,721
Dow Chemical Co. (The) 5.65% 3/15/2036	3,999	3,963
Dow Chemical Co. (The) 4.375% 11/15/2042	5,231	4,104
Dow Chemical Co. (The) 4.625% 10/1/2044	787	625
Dow Chemical Co. (The) 5.55% 11/30/2048	1,755	1,519
Dow Chemical Co. (The) 4.80% 5/15/2049	3,378	2,621
Dow Chemical Co. (The) 3.60% 11/15/2050	2,708	1,743
Dow Chemical Co. (The) 6.90% 5/15/2053	768	785
Dow Chemical Co. (The) 5.60% 2/15/2054	11,556	9,947
Dow Chemical Co. (The) 5.95% 3/15/2055	7,552	6,845
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(c)	8,791	4,615
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	15,035	13,381
Glencore Funding, LLC 5.20% 7/1/2033 (a)	5,000	5,008
Glencore Funding, LLC 5.508% 4/1/2036 (a)	2,500	2,507
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (a)	7,188	6,407
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	913	906
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	885	883
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	3,692	3,647
LYB International Finance III, LLC 5.125% 1/15/2031	1,120	1,122
LYB International Finance III, LLC 5.50% 3/1/2034	6,809	6,771
LYB International Finance III, LLC 6.15% 5/15/2035	6,983	7,191
LYB International Finance III, LLC 5.875% 1/15/2036	5,250	5,270
LYB International Finance III, LLC 3.375% 10/1/2040	1,547	1,121
LYB International Finance III, LLC 4.20% 5/1/2050	4,344	3,068
LYB International Finance III, LLC 3.625% 4/1/2051	8,366	5,399
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (a)	7,195	7,002
Magnera Corp. 7.25% 11/15/2031 (a)	11,119	10,304
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	7,595	7,301
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	3,065	3,067
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	8,590	8,699
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	8,230	8,535
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	10,000	9,735
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	6,005	6,347
POSCO 4.50% 1/16/2031 (a)	23,780	23,427
POSCO 5.00% 1/16/2036 (a)	20,835	20,312
PT Krakatau Posco 6.375% 6/11/2029	15,000	15,094
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	1,899	1,930
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	4,637	4,829
Vale Overseas, Ltd. 6.40% 6/28/2054	5,283	5,355
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	8,720	8,589
Veritiv Operating Co. 10.50% 11/30/2030 (a)	2,165	2,253
Westlake Corp. 5.55% 11/15/2035	4,733	4,720
		452,683
Industrials 1.88%
Ambipar Lux SARL 10.875% 2/5/2033 (a)(g)	3,705	570
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	2,730	2,666
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	3,445	3,298
American Funds Strategic Bond Fund — Page 13 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	USD5,535	$5,572
BAE Systems PLC 5.30% 3/26/2034 (a)	12,326	12,629
Bidvest Group (UK) PLC 6.20% 9/17/2032	1,244	1,244
Boeing Co. (The) 5.15% 5/1/2030	6,036	6,139
Boeing Co. (The) 3.625% 2/1/2031	14,998	14,270
Boeing Co. (The) 6.388% 5/1/2031	4,887	5,213
Boeing Co. (The) 5.705% 5/1/2040	3,706	3,714
Boeing Co. (The) 5.805% 5/1/2050	13,149	12,720
Boeing Co. (The) 6.858% 5/1/2054	9,070	9,990
Boeing Co. (The) 5.93% 5/1/2060	10,192	9,792
Boeing Co. (The) 7.008% 5/1/2064	1,639	1,814
Bombardier, Inc. 7.50% 2/1/2029 (a)	8,339	8,665
Bombardier, Inc. 8.75% 11/15/2030 (a)	8,409	8,954
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	1,611	1,095
Canadian Pacific Railway Co. 2.05% 3/5/2030	1,853	1,697
Canadian Pacific Railway Co. 3.00% 12/2/2041	3,877	2,852
Canadian Pacific Railway Co. 3.10% 12/2/2051	12,081	7,914
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	2,155	2,190
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	11,845	11,828
Eaton Corp. 4.50% 3/6/2033	5,982	5,902
Eaton Corp. 4.80% 3/6/2036	10,249	10,123
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	5,295	5,476
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	7,640	7,984
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	7,675	7,932
Fedex Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	6,113	6,041
Fedex Freight Holding Co., Inc. 4.65% 3/15/2031 (a)	3,900	3,835
Fedex Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	2,981	2,908
Fedex Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	2,286	2,213
GE Vernova, Inc. 4.875% 2/4/2036	3,491	3,461
GE Vernova, Inc. 5.50% 2/4/2056	870	838
General Dynamics Corp. 4.95% 8/15/2035	2,533	2,551
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	4,785	4,866
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	3,555	3,648
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	3,795	3,741
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,923	1,972
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	3,970	3,842
Hertz Corp. (The) 4.625% 12/1/2026 (a)	1,681	1,525
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	6,677	6,635
Icahn Enterprises, LP 5.25% 5/15/2027	11,500	11,278
Icahn Enterprises, LP 9.75% 1/15/2029	13,000	12,790
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	2,695	2,658
Ingersoll-Rand, Inc. 5.45% 6/15/2034	405	414
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	13,660	13,722
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	11,152	10,917
Norfolk Southern Corp. 5.35% 8/1/2054	13,195	12,311
Paychex, Inc. 5.60% 4/15/2035	121	122
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	5,949	6,073
Regal Rexnord Corp. 6.30% 2/15/2030	15,000	15,723
Regal Rexnord Corp. 6.40% 4/15/2033	13,898	14,696
Reworld Holding Corp. 4.875% 12/1/2029 (a)	10,655	9,999
RTX Corp. 5.375% 2/27/2053	11,296	10,615
Science Applications International Corp. 5.875% 11/1/2033 (a)	2,265	2,213
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	2,530	2,527
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)	3,239	3,239
American Funds Strategic Bond Fund — Page 14 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027 (a)	USD638	$637
TransDigm, Inc. 4.875% 5/1/2029	1,844	1,818
TransDigm, Inc. 6.25% 1/31/2034 (a)	1,460	1,477
TransDigm, Inc. 6.75% 1/31/2034 (a)	7,095	7,193
TransDigm, Inc. 6.125% 7/31/2034 (a)	3,159	3,111
Union Pacific Corp. 5.10% 2/20/2035	10,609	10,803
Union Pacific Corp. 2.95% 3/10/2052	8,718	5,443
Union Pacific Corp. 3.50% 2/14/2053	539	376
Union Pacific Corp. 5.60% 12/1/2054	1,431	1,403
United Airlines Holdings, Inc. 4.875% 3/1/2029	5,000	4,903
United Airlines, Inc. 4.625% 4/15/2029 (a)	214	210
Waste Connections, Inc. 4.80% 7/15/2036	7,704	7,551
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	3,095	3,114
		397,655
Consumer staples 1.81%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	5,309	5,067
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	8,500	8,414
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	5,650	5,567
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	8,500	8,327
Altria Group, Inc. 5.25% 8/6/2035	542	540
B&G Foods, Inc. 8.00% 9/15/2028 (a)	14,000	13,803
BAT Capital Corp. 2.726% 3/25/2031	4,633	4,238
BAT Capital Corp. 4.742% 3/16/2032	10,000	9,973
BAT Capital Corp. 6.421% 8/2/2033	5,707	6,192
BAT Capital Corp. 6.00% 2/20/2034	13,898	14,695
BAT Capital Corp. 5.625% 8/15/2035	17,077	17,569
BAT Capital Corp. 5.65% 3/16/2052	4,401	4,080
BAT Capital Corp. 7.081% 8/2/2053	10,933	12,093
Coca-Cola Co. 5.20% 1/14/2055	4,857	4,603
Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	5,375	5,512
Conagra Brands, Inc. 5.75% 8/1/2035	7,776	7,799
Constellation Brands, Inc. 4.35% 5/9/2027	11,513	11,503
Constellation Brands, Inc. 4.75% 5/9/2032	6,096	6,053
Coty, Inc. 5.60% 1/15/2031 (a)	17,825	17,266
H.J. Heinz Co. 3.00% 6/1/2026	2,567	2,561
H.J. Heinz Co. 3.875% 5/15/2027	2,072	2,059
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	15,174	15,614
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	1,593	1,607
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	3,635	3,676
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	20,494	19,983
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	7,975	2,692
Mars, Inc. 5.20% 3/1/2035 (a)	35,258	35,606
Mars, Inc. 5.65% 5/1/2045 (a)	6,205	6,131
Mars, Inc. 5.70% 5/1/2055 (a)	10,836	10,573
Mars, Inc. 5.80% 5/1/2065 (a)	1,765	1,733
McCormick & Co., Inc. 4.15% 2/15/2029	1,740	1,723
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	10,745	11,490
Philip Morris International, Inc. 5.75% 11/17/2032	1,514	1,595
Philip Morris International, Inc. 5.625% 9/7/2033	14,026	14,640
Philip Morris International, Inc. 5.25% 2/13/2034	9,219	9,392
Philip Morris International, Inc. 4.90% 11/1/2034	18,531	18,440
Philip Morris International, Inc. 4.625% 10/29/2035	7,479	7,197
Post Holdings, Inc. 4.625% 4/15/2030 (a)	3,706	3,560
American Funds Strategic Bond Fund — Page 15 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 4.50% 9/15/2031 (a)	USD10,118	$9,419
Post Holdings, Inc. 6.375% 3/1/2033 (a)	23,164	22,841
Post Holdings, Inc. 6.25% 10/15/2034 (a)	1,970	1,931
Target Corp. 5.00% 4/15/2035	5,065	5,087
Walmart, Inc. 4.90% 4/28/2035	10,051	10,195
		383,039
Utilities 1.62%
Aegea Finance SARL 9.00% 1/20/2031 (a)	1,699	1,703
AEP Transmission Co., LLC 5.375% 6/15/2035	425	432
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (a)	2,661	2,465
Alabama Power Co. 5.85% 11/15/2033	213	226
Alabama Power Co. 3.00% 3/15/2052	964	610
Alliant Energy Finance, LLC 3.60% 3/1/2032 (a)	6,800	6,294
Baltimore Gas and Electric Co. 5.30% 6/1/2034	3,940	4,051
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	2,110	2,103
Comision Federal de Electricidad 6.045% 1/28/2034 (a)	2,384	2,313
Consolidated Edison Co. of New York, Inc. 5.375% 5/15/2034	2,573	2,634
DTE Electric Co. 5.25% 5/15/2035	1,350	1,370
Edison International 4.80% 3/15/2031	4,225	4,126
Edison International 5.25% 3/15/2032	15,485	15,340
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (b)	6,075	6,227
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	7,575	8,774
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (b)	324	325
Eversource Energy 5.50% 1/1/2034	2,200	2,232
Eversource Energy 5.95% 7/15/2034	1,606	1,672
Florida Power & Light Co. 5.30% 4/1/2053	5,391	5,051
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	8,260	8,672
Pacific Gas and Electric Co. 3.00% 6/15/2028	10,609	10,270
Pacific Gas and Electric Co. 4.55% 7/1/2030	10,477	10,339
Pacific Gas and Electric Co. 2.50% 2/1/2031	1,196	1,072
Pacific Gas and Electric Co. 3.25% 6/1/2031	1,083	999
Pacific Gas and Electric Co. 5.90% 6/15/2032	98	102
Pacific Gas and Electric Co. 6.40% 6/15/2033	15,377	16,329
Pacific Gas and Electric Co. 4.95% 7/1/2050	39,617	32,842
Pacific Gas and Electric Co. 3.50% 8/1/2050	32,504	21,509
PacifiCorp 5.45% 2/15/2034	18,118	18,059
PacifiCorp 5.80% 4/15/2036	9,750	9,832
PacifiCorp 3.30% 3/15/2051	35	22
PacifiCorp 2.90% 6/15/2052	2,385	1,360
PacifiCorp 5.35% 12/1/2053	17,645	15,147
PacifiCorp 5.50% 5/15/2054	22,741	19,959
PacifiCorp 5.80% 1/15/2055	10,938	9,999
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (b)	5,000	4,725
PG&E Corp. 5.00% 7/1/2028	1,848	1,835
PG&E Corp. 5.25% 7/1/2030	1,376	1,359
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (b)	19,125	18,906
Public Service Co. of Colorado 2.70% 1/15/2051	1,662	990
Public Service Electric and Gas Co. 4.85% 8/1/2034	5,303	5,254
Public Service Electric and Gas Co. 5.625% 1/1/2056	4,525	4,456
American Funds Strategic Bond Fund — Page 16 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.15% 6/1/2029	USD2,550	$2,586
Southern California Edison Co. 2.85% 8/1/2029	1,772	1,672
Southern California Edison Co. 2.50% 6/1/2031	1,075	961
Southern California Edison Co. 5.45% 6/1/2031	1,175	1,202
Southern California Edison Co. 4.80% 3/15/2033	16,100	15,820
Southern California Edison Co. 5.20% 6/1/2034	1,379	1,369
Southern California Edison Co. 4.00% 4/1/2047	1,315	978
Southern California Edison Co. 3.45% 2/1/2052	9,690	6,349
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	12,341	12,952
Union Electric Co. 5.25% 4/15/2035	1,125	1,138
Virginia Electric & Power 2.40% 3/30/2032	448	396
Virginia Electric & Power 2.45% 12/15/2050	7,450	4,157
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	11,150	11,335
		342,900
Real estate 1.12%
Boston Properties, LP 6.50% 1/15/2034	11,823	12,395
Boston Properties, LP 5.75% 1/15/2035	28,195	28,052
Crown Castle, Inc. 5.00% 1/11/2028	1,739	1,752
Equinix, Inc. 3.40% 2/15/2052	1,938	1,284
FibraSOMA 4.375% 7/22/2031 (a)	7,079	6,464
Highwoods Realty, LP 5.35% 1/15/2033	18,000	17,585
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	8,170	7,870
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	9,845	9,463
Hudson Pacific Properties, LP 4.65% 4/1/2029	8,182	6,989
Hudson Pacific Properties, LP 3.25% 1/15/2030	11,818	9,565
Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,849	4,782
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,375	2,377
Kennedy-Wilson, Inc. 5.00% 3/1/2031	5,421	5,430
Kilroy Realty, LP 6.25% 1/15/2036	290	288
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	3,868	3,878
Mid-America Apartments, LP 4.95% 3/1/2035	2,500	2,475
MPT Operating Partnership, LP 5.00% 10/15/2027	13,723	12,786
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	37,158	37,701
Piedmont Operating Partnership, LP 5.625% 1/15/2033	5,072	4,931
Prologis, LP 5.25% 3/15/2054	602	562
Service Properties Trust 4.95% 2/15/2027	1,712	1,719
Service Properties Trust 0% 9/30/2027 (a)	3,015	2,747
Service Properties Trust 3.95% 1/15/2028	1,650	1,579
Service Properties Trust 4.95% 10/1/2029	10,430	9,458
Service Properties Trust 4.375% 2/15/2030	7,226	6,424
Service Properties Trust 8.625% 11/15/2031 (a)	5,145	5,377
Service Properties Trust 8.875% 6/15/2032	5,930	5,883
Simon Property Group, LP 4.75% 9/26/2034	2,500	2,448
Trust 2401 7.70% 1/23/2032 (a)	612	655
VICI Properties, LP 3.75% 2/15/2027 (a)	955	948
VICI Properties, LP 3.875% 2/15/2029 (a)	6,800	6,610
VICI Properties, LP 4.125% 8/15/2030 (a)	2,645	2,534
VICI Properties, LP 5.125% 5/15/2032	7,836	7,726
VICI Properties, LP 5.625% 4/1/2035	6,874	6,845
		237,582
American Funds Strategic Bond Fund — Page 17 of 62

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Collateralized mortgage-backed obligations 0.12%	Principal amount (000)	Value (000)
VM Fund I, LLC 8.625% 1/15/2028 (a)(d)	USD24,592	$24,592
Total corporate bonds and notes		7,505,934
Mortgage-backed obligations 20.75% Federal agency mortgage-backed obligations 13.59%
Fannie Mae Pool #BC9506 2.50% 9/1/2046 (h)	10	9
Fannie Mae Pool #CB3874 3.00% 6/1/2047 (h)	87	77
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (h)(i)	80,407	75,021
Fannie Mae Pool #BO2975 3.00% 9/1/2049 (h)	392	345
Fannie Mae Pool #CA5220 3.00% 2/1/2050 (h)	49	43
Fannie Mae Pool #FM2793 3.00% 3/1/2050 (h)	153	134
Fannie Mae Pool #FM3635 3.00% 3/1/2050 (h)	141	124
Fannie Mae Pool #FM3688 2.50% 7/1/2050 (h)	510	430
Fannie Mae Pool #BQ0218 3.00% 8/1/2050 (h)	239	211
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (h)	72,412	58,603
Fannie Mae Pool #FM4279 2.00% 9/1/2050 (h)	1,406	1,138
Fannie Mae Pool #BQ2143 2.50% 9/1/2050 (h)	1,480	1,248
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (h)	7	6
Fannie Mae Pool #BQ3719 3.00% 9/1/2050 (h)	2,245	1,976
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (h)	2,204	1,957
Fannie Mae Pool #BQ3135 2.50% 10/1/2050 (h)	447	377
Fannie Mae Pool #CA7248 2.50% 10/1/2050 (h)	60	50
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (h)	28	24
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (h)	34	27
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (h)	33,755	28,844
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (h)	17	15
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (h)	35,611	28,758
Fannie Mae Pool #BQ4077 2.00% 12/1/2050 (h)	10,681	8,623
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (h)	24,560	20,010
Fannie Mae Pool #BR1698 3.00% 1/1/2051 (h)	908	800
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (h)	7,109	5,851
Fannie Mae Pool #FS7385 2.00% 2/1/2051 (h)	104	84
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (h)	49	40
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (h)	4,487	3,791
Fannie Mae Pool #FM6163 2.50% 2/1/2051 (h)	83	70
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (h)	80	68
Fannie Mae Pool #CA8871 3.00% 2/1/2051 (h)	728	640
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (h)	34,871	29,371
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (h)	6,207	5,278
Fannie Mae Pool #BR3314 2.50% 3/1/2051 (h)	5,238	4,412
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (h)	67	56
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (h)	41	35
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (h)	22,228	17,932
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (h)	6,858	5,532
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (h)	1,013	817
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (h)	363	293
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (h)	46	37
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (h)	32	26
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (h)	24,863	21,095
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (h)	4,298	3,620
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (h)	1,246	1,050
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (h)	117,800	103,632
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (h)	37,584	33,340
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (h)	4,468	3,975
American Funds Strategic Bond Fund — Page 18 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (h)	USD363	$320
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (h)	783	631
Fannie Mae Pool #CB0520 2.50% 5/1/2051 (h)	2,414	2,033
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (h)	1,841	1,550
Fannie Mae Pool #BR9622 2.50% 5/1/2051 (h)	434	366
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (h)	140	118
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (h)	114	96
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (h)	66	55
Fannie Mae Pool #FP0082 3.00% 5/1/2051 (h)	2,114	1,860
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (h)	9,329	7,699
Fannie Mae Pool #FM7672 2.50% 6/1/2051 (h)	641	541
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (h)	107	90
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (h)	3,390	2,998
Fannie Mae Pool #CB1920 3.00% 6/1/2051 (h)	1,839	1,620
Fannie Mae Pool #BR2026 3.00% 6/1/2051 (h)	27	24
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (h)	14,424	11,711
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (h)	10,625	8,572
Fannie Mae Pool #BT1855 2.00% 7/1/2051 (h)	1,556	1,255
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (h)	7,238	6,096
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (h)	450	379
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (h)	320	282
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (h)	200	161
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (h)	18,042	15,196
Fannie Mae Pool #BT2760 2.50% 8/1/2051 (h)	17	15
Fannie Mae Pool #CB1408 3.00% 8/1/2051 (h)	1,694	1,491
Fannie Mae Pool #CB1409 3.00% 8/1/2051 (h)	963	847
Fannie Mae Pool #BT0186 3.00% 8/1/2051 (h)	78	69
Fannie Mae Pool #FM8662 3.00% 8/1/2051 (h)	69	61
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (h)	7,623	6,425
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (h)	529	446
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (h)	8,692	7,410
Fannie Mae Pool #CB1868 2.50% 10/1/2051 (h)	1,556	1,311
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (h)	899	759
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (h)	235	198
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (h)	23	19
Fannie Mae Pool #FM8954 2.50% 10/1/2051 (h)	18	15
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (h)	6,040	5,357
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (h)	17,675	14,332
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (h)	17,051	15,036
Fannie Mae Pool #FM9933 3.00% 11/1/2051 (h)	1,738	1,530
Fannie Mae Pool #BU5859 3.00% 11/1/2051 (h)	126	111
Fannie Mae Pool #CB2097 3.00% 11/1/2051 (h)	38	33
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (h)	2,375	1,925
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (h)	1,115	901
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (h)	1,109	897
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (h)	2,789	2,354
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (h)	2,629	2,214
Fannie Mae Pool #FM9693 2.50% 12/1/2051 (h)	1,104	929
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (h)	886	762
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (h)	874	752
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (h)	874	751
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (h)	665	561
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (h)	427	367
Fannie Mae Pool #CB2405 2.50% 12/1/2051 (h)	20	17
American Funds Strategic Bond Fund — Page 19 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (h)	USD16	$13
Fannie Mae Pool #FM9855 2.50% 12/1/2051 (h)	9	7
Fannie Mae Pool #BU7526 3.00% 12/1/2051 (h)	846	746
Fannie Mae Pool #CB2301 3.00% 12/1/2051 (h)	627	552
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (h)	4,689	3,801
Fannie Mae Pool #FS0353 2.00% 1/1/2052 (h)	3,879	3,129
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (h)	7,077	5,961
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (h)	1,480	1,247
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (h)	1,102	928
Fannie Mae Pool #FS0381 2.50% 1/1/2052 (h)	835	703
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (h)	142	120
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (h)	112	94
Fannie Mae Pool #CB2785 2.50% 1/1/2052 (h)	97	82
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (h)	93	78
Fannie Mae Pool #CB2639 2.50% 1/1/2052 (h)	21	18
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (h)	3,676	3,235
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (h)	352	310
Fannie Mae Pool #FS0780 3.00% 1/1/2052 (h)	221	194
Fannie Mae Pool #FS0124 3.00% 1/1/2052 (h)	40	35
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (h)	7,151	5,793
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (h)	1,148	927
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (h)	85	68
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (h)	1,154	973
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (h)	834	703
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (h)	7,754	6,266
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (h)	3,603	2,911
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (h)	3,129	2,534
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (h)	2,788	2,258
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (h)	1,666	1,345
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (h)	1,617	1,305
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (h)	531	428
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (h)	5,661	4,768
Fannie Mae Pool #CB3995 2.50% 3/1/2052 (h)	290	246
Fannie Mae Pool #BT2305 2.50% 3/1/2052 (h)	288	245
Fannie Mae Pool #FS4110 2.50% 3/1/2052 (h)	9	8
Fannie Mae Pool #BV5102 3.00% 3/1/2052 (h)	928	817
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (h)	126	112
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (h)	38,915	31,514
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (h)	17,213	13,926
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (h)	3,193	2,585
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (h)	387	313
Fannie Mae Pool #BU8915 2.00% 4/1/2052 (h)	78	63
Fannie Mae Pool #FS2638 2.50% 4/1/2052 (h)	5,555	4,694
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (h)	2,419	2,038
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (h)	1,065	899
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (h)	848	717
Fannie Mae Pool #BU8802 2.50% 4/1/2052 (h)	420	355
Fannie Mae Pool #FS7500 2.50% 4/1/2052 (h)	108	92
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (h)	63	53
Fannie Mae Pool #BU8905 2.50% 4/1/2052 (h)	23	20
Fannie Mae Pool #CB3366 3.00% 4/1/2052 (h)	3,768	3,320
Fannie Mae Pool #BV8117 3.00% 4/1/2052 (h)	1,896	1,670
Fannie Mae Pool #FS4377 3.00% 4/1/2052 (h)	850	748
Fannie Mae Pool #BV5386 3.00% 4/1/2052 (h)	542	477
American Funds Strategic Bond Fund — Page 20 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (h)	USD7,270	$5,902
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (h)	3,705	3,121
Fannie Mae Pool #BV9818 2.50% 5/1/2052 (h)	586	496
Fannie Mae Pool #BU6941 2.50% 5/1/2052 (h)	245	207
Fannie Mae Pool #CB3665 2.50% 5/1/2052 (h)	23	19
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (h)	1,878	1,654
Fannie Mae Pool #BV8809 3.00% 5/1/2052 (h)	1,860	1,637
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (h)	928	817
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (h)	917	808
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (h)	16,101	12,989
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (h)	5,033	4,070
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (h)	701	566
Fannie Mae Pool #MA4622 2.00% 6/1/2052 (h)	41	33
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (h)	2,795	2,357
Fannie Mae Pool #BW3559 2.50% 6/1/2052 (h)	939	797
Fannie Mae Pool #BV9990 2.50% 6/1/2052 (h)	458	387
Fannie Mae Pool #FS5293 2.50% 6/1/2052 (h)	385	326
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (h)	82	69
Fannie Mae Pool #BV5622 3.00% 6/1/2052 (h)	1,458	1,284
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (h)	733	645
Fannie Mae Pool #BW3072 3.00% 6/1/2052 (h)	188	166
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (h)	10,347	8,367
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (h)	25,618	21,608
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (h)	7,845	6,609
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (h)	7,054	5,969
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (h)	177	150
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (h)	1,968	1,733
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (h)	1,287	1,133
Fannie Mae Pool #CB4384 4.50% 8/1/2052 (h)	14,310	13,964
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (h)	363	294
Fannie Mae Pool #BX3196 3.00% 9/1/2052 (h)	162	143
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (h)	71	63
Fannie Mae Pool #BW7702 4.50% 9/1/2052 (h)	— (e)	— (e)
Fannie Mae Pool #BX0959 3.00% 10/1/2052 (h)	120	106
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (h)	69,011	68,466
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (h)	59,575	59,096
Fannie Mae Pool #BW1392 3.00% 12/1/2052 (h)	615	541
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (h)	1,927	1,695
Fannie Mae Pool #BW5065 5.00% 1/1/2053 (h)	2,563	2,539
Fannie Mae Pool #BX5114 5.00% 2/1/2053 (h)	26,037	25,741
Fannie Mae Pool #BW1849 5.00% 2/1/2053 (h)	803	797
Fannie Mae Pool #BX6074 5.00% 3/1/2053 (h)	33,552	33,273
Fannie Mae Pool #FS4142 5.00% 3/1/2053 (h)	30,283	30,033
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (h)	9,235	9,502
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (h)	486	446
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (h)	2,038	2,026
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (h)	7,756	7,821
Fannie Mae Pool #BW9777 3.00% 6/1/2053 (h)	1,873	1,648
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (h)	63	55
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (h)	54	56
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (h)	35	36
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (h)	26	27
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (h)	17,166	13,894
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	9,379	9,524
American Funds Strategic Bond Fund — Page 21 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5227 3.00% 11/1/2053 (h)	USD586	$516
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (h)	36,629	36,910
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (h)	27,352	28,420
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (h)	31,312	32,799
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (h)	10,346	10,709
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (h)	3,105	3,255
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (h)	245	257
Fannie Mae Pool #BY7514 6.00% 3/1/2054 (h)	92	94
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (h)	2,541	2,669
Fannie Mae Pool #DB3463 5.50% 5/1/2054 (h)	38,594	38,828
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (h)	12,405	12,483
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (h)	2,118	2,167
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (h)	4,170	4,344
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	24,992	25,389
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (h)	6,469	6,673
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	3,848	3,959
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (h)	2,622	2,711
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	368	376
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (h)	6,323	6,587
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (h)	1,688	1,753
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (h)	1,003	1,048
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	2,475	2,494
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	5,368	5,492
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (h)	4,875	4,988
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (h)	665	687
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (h)	570	589
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (h)	4,374	4,560
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	37,315	37,533
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (h)	18,178	18,284
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (h)	13,700	13,787
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (h)	7,881	7,973
Fannie Mae Pool #CB9159 6.00% 9/1/2054 (h)	54,544	55,967
Fannie Mae Pool #BU5048 6.00% 9/1/2054 (h)	8,523	8,759
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (h)	952	971
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	3,628	3,648
Fannie Mae Pool #DC3722 5.50% 11/1/2054 (h)	69	70
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	10,203	10,406
Fannie Mae Pool #DC6827 6.00% 12/1/2054 (h)	735	749
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (h)	180	183
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (h)	578	590
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (h)	214	219
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (h)	11,874	11,941
Fannie Mae Pool #DD0223 5.50% 3/1/2055 (h)	746	751
Fannie Mae Pool #DD4333 6.00% 3/1/2055 (h)	988	1,008
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (h)	611	629
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (h)	152	155
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (h)	147	150
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (h)	123	126
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (h)	737	775
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (h)	371	373
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	6,828	6,964
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (h)	415	423
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (h)	10,298	10,828
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (h)	553	565
American Funds Strategic Bond Fund — Page 22 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (h)	USD496	$506
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (h)	3,589	3,609
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (h)	54,766	56,416
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (h)	27	27
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (h)	25	27
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (h)	995	913
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (h)	9,235	9,285
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (h)	3,990	4,199
Fannie Mae Pool #FA4427 7.00% 10/1/2055 (h)	2,346	2,470
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (h)	8,785	7,237
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (h)	4,190	3,617
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (h)	6,169	5,568
FARM Mortgage Trust, Series 2024-1, Class B, 5.084% 10/1/2053 (a)(h)(j)	1,950	1,705
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (a)(h)(j)	2,293	2,019
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(h)(j)	4,572	4,610
Freddie Mac Pool #QA2955 3.00% 9/1/2049 (h)	33	29
Freddie Mac Pool #QA9345 3.00% 5/1/2050 (h)	4,553	4,012
Freddie Mac Pool #QB0758 3.00% 6/1/2050 (h)	123	109
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (h)	2,147	1,904
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (h)	77	66
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (h)	18	15
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (h)	26	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (h)	581	490
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (h)	7,673	6,308
Freddie Mac Pool #QC0085 2.00% 2/1/2051 (h)	285	230
Freddie Mac Pool #QB8797 2.50% 2/1/2051 (h)	1,525	1,285
Freddie Mac Pool #QC0462 2.00% 4/1/2051 (h)	15,070	12,157
Freddie Mac Pool #QC0576 2.50% 4/1/2051 (h)	1,844	1,557
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (h)	1,459	1,232
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (h)	1,384	1,165
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (h)	751	633
Freddie Mac Pool #QC0478 2.50% 4/1/2051 (h)	459	387
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	37	30
Freddie Mac Pool #RA5355 2.50% 5/1/2051 (h)	1,986	1,686
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (h)	2,500	2,111
Freddie Mac Pool #QC4418 2.00% 7/1/2051 (h)	8,615	6,950
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (h)	4,558	3,677
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (h)	10,701	9,157
Freddie Mac Pool #QC4764 3.00% 7/1/2051 (h)	862	760
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (h)	578	509
Freddie Mac Pool #QC3826 3.00% 7/1/2051 (h)	22	19
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (h)	1,851	1,503
Freddie Mac Pool #QC5137 2.50% 8/1/2051 (h)	8,394	7,090
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (h)	6,136	5,168
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (h)	1,293	1,089
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (h)	869	765
Freddie Mac Pool #QC6459 3.00% 8/1/2051 (h)	247	218
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (h)	1,308	1,061
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (h)	792	683
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (h)	80	68
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (h)	14	12
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (h)	34	30
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (h)	49	39
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (h)	3,658	3,081
American Funds Strategic Bond Fund — Page 23 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (h)	USD2,520	$2,128
Freddie Mac Pool #RA6107 2.50% 10/1/2051 (h)	1,981	1,669
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (h)	1,603	1,351
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (h)	958	807
Freddie Mac Pool #QC9123 2.50% 10/1/2051 (h)	37	31
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (h)	12,704	11,265
Freddie Mac Pool #QC8179 3.00% 10/1/2051 (h)	38	33
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (h)	5,782	4,674
Freddie Mac Pool #QD1457 2.00% 11/1/2051 (h)	1,923	1,552
Freddie Mac Pool #RA6411 2.50% 11/1/2051 (h)	12,658	10,662
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (h)	430	362
Freddie Mac Pool #QD1684 3.00% 11/1/2051 (h)	197	173
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (h)	2,386	1,934
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (h)	41	33
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (h)	3,557	2,996
Freddie Mac Pool #RA6492 2.50% 12/1/2051 (h)	607	511
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (h)	186	157
Freddie Mac Pool #RA6427 3.00% 12/1/2051 (h)	471	415
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (h)	601	485
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (h)	33	26
Freddie Mac Pool #QD5465 2.50% 1/1/2052 (h)	75	64
Freddie Mac Pool #SD0854 2.50% 1/1/2052 (h)	71	60
Freddie Mac Pool #QD5204 2.50% 1/1/2052 (h)	51	43
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (h)	1,386	1,120
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (h)	1,189	963
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (h)	1,000	810
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)	787	635
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (h)	243	196
Freddie Mac Pool #QD7219 2.50% 2/1/2052 (h)	231	195
Freddie Mac Pool #RA6856 3.00% 2/1/2052 (h)	1,885	1,660
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (h)	15,993	12,966
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (h)	5,679	4,592
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (h)	5,209	4,214
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (h)	4,039	3,265
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (h)	1,462	1,181
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (h)	1,159	939
Freddie Mac Pool #QE0958 2.00% 3/1/2052 (h)	275	223
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (h)	140	118
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (h)	76	64
Freddie Mac Pool #QD7993 2.50% 3/1/2052 (h)	22	19
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (h)	4,017	3,252
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (h)	1,605	1,296
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (h)	1,237	1,042
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (h)	426	366
Freddie Mac Pool #QD9323 2.50% 4/1/2052 (h)	121	103
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (h)	84	71
Freddie Mac Pool #QE0025 2.50% 4/1/2052 (h)	48	41
Freddie Mac Pool #SL0316 2.00% 5/1/2052 (h)	9,778	7,921
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (h)	216	183
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (h)	16,380	14,430
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (h)	6,795	5,496
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (h)	4,268	3,462
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (h)	638	538
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (h)	427	361
American Funds Strategic Bond Fund — Page 24 of 62

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (h)	USD3,211	$2,829
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (h)	2,572	2,263
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (h)	44,287	37,569
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (h)	15,127	13,324
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (h)	726	586
Freddie Mac Pool #QE8522 2.50% 8/1/2052 (h)	188	159
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (h)	920	811
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (h)	3,177	3,083
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (h)	16,625	14,644
Freddie Mac Pool #QF0154 3.00% 9/1/2052 (h)	183	161
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (h)	3,202	3,107
Freddie Mac Pool #QF0980 3.00% 10/1/2052 (h)	50	44
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (h)	1,325	1,285
Freddie Mac Pool #SD8258 5.00% 10/1/2052 (h)	7,111	7,054
Freddie Mac Pool #SD8263 3.00% 11/1/2052 (h)	1,913	1,685
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (h)	4,276	3,763
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (h)	15,627	15,497
Freddie Mac Pool #SD8284 3.00% 1/1/2053 (h)	1,929	1,698
Freddie Mac Pool #QF6262 3.00% 1/1/2053 (h)	689	606
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (h)	45,138	44,763
Freddie Mac Pool #QF5426 5.00% 1/1/2053 (h)	4,182	4,147
Freddie Mac Pool #QF7871 2.50% 2/1/2053 (h)	249	210
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (h)	985	867
Freddie Mac Pool #QF7590 5.00% 2/1/2053 (h)	7,118	7,059
Freddie Mac Pool #QF8385 5.00% 2/1/2053 (h)	1,122	1,113
Freddie Mac Pool #QF9074 5.00% 2/1/2053 (h)	467	463
Freddie Mac Pool #QF9466 3.00% 3/1/2053 (h)	249	219
Freddie Mac Pool #SD2515 5.00% 3/1/2053 (h)	39,241	38,907
Freddie Mac Pool #QF8705 5.00% 3/1/2053 (h)	10,007	9,922
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (h)	3,131	3,114
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (h)	84	83
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (h)	356	369
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (h)	316	324
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (h)	210	216
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (h)	182	189
Freddie Mac Pool #RA9735 2.50% 8/1/2053 (h)	285	240
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (h)	2,139	2,194
Freddie Mac Pool #RJ0147 2.50% 9/1/2053 (h)	367	310
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (h)	8,672	8,746
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (h)	8,531	7,514
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (h)	1,117	1,159
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (h)	5,689	4,597
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (h)	849	877
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (h)	3,713	3,900
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (h)	1,445	1,522
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (h)	1,174	1,213
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (h)	3,892	4,069
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	8,063	8,375
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (h)	7,060	7,226
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	5,996	6,171
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (h)	1,507	1,543
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (h)	306	313
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (h)	4,664	4,875
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (h)	4,062	4,119
American Funds Strategic Bond Fund — Page 25 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (h)	USD26,483	$27,096
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (h)	5,389	5,504
Freddie Mac Pool #QJ0883 6.00% 8/1/2054 (h)	168	172
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (h)	14,697	15,311
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (h)	7,596	7,913
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (h)	5,134	5,339
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (h)	2,865	3,004
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (h)	2,625	2,723
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (h)	1,943	2,026
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (h)	38,214	38,456
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	37,420	37,629
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (h)	17,399	17,530
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (h)	7,381	7,517
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (h)	6,679	6,750
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (h)	42,951	44,383
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	23,433	24,038
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	11,687	12,116
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	11,539	11,928
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (h)	6,832	6,990
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (h)	3,664	3,798
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (h)	3,094	3,208
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (h)	3,041	3,161
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (h)	2,156	2,238
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (h)	1,919	2,006
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (h)	1,150	1,194
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (h)	835	866
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	48,378	48,656
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (h)	12,087	12,336
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	70,839	71,242
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (h)	643	656
Freddie Mac Pool #RJ2838 6.00% 11/1/2054 (h)	342	349
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (h)	206	211
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	98	98
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (h)	403	411
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	1,499	1,529
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (h)	3,014	3,170
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (h)	944	992
Freddie Mac Pool #RJ4292 5.50% 2/1/2055 (h)	5,927	5,960
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (h)	1,864	1,874
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (h)	401	410
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (h)	273	279
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (h)	188	189
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (h)	4,215	4,301
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (h)	125	129
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	52,687	53,736
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (h)	266	271
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (h)	93	95
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (h)	23	23
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (h)	1,565	1,597
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (h)	298	304
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (h)	175	179
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	5,335	5,268
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (h)	8,531	8,579
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (h)	1,019	1,039
American Funds Strategic Bond Fund — Page 26 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (h)	USD247	$252
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (h)	6,999	7,360
Freddie Mac Pool #RQ0052 7.00% 9/1/2055 (h)	1,260	1,326
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (h)	24,762	22,286
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (h)	6,117	5,270
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (h)	6,454	5,560
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (h)(k)	688	554
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (h)(k)	582	490
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (h)(k)	84,802	74,498
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (h)(k)	174,185	140,266
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (h)(k)	5,013	4,213
		2,880,793
Commercial mortgage-backed securities 4.86%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.467% 11/15/2055 (h)(j)	3,591	3,436
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.467% 11/15/2055 (h)(j)	2,000	1,999
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.415% 6/15/2040 (a)(h)(j)	21,300	21,387
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.765% 6/15/2040 (a)(h)(j)	2,856	2,869
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.716% 5/15/2053 (h)(j)	1,500	1,407
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054 (a)(h)	375	322
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 5.952% 11/10/2029 (a)(h)(j)	1,949	1,972
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029 (a)(h)(j)	5,903	6,029
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.906% 7/15/2049 (h)(j)	2,500	2,424
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.619% 12/15/2052 (h)(j)	2,994	2,565
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.325% 8/15/2055 (h)(j)	1,750	1,689
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2055 (h)(j)	1,111	1,108
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (h)(j)	1,873	1,940
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.677% 4/15/2056 (h)(j)	1,741	1,777
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2056 (h)(j)	915	933
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 7.00% 8/15/2056 (h)(j)	1,193	1,253
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.858% 12/15/2056 (h)(j)	4	5
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (h)(j)	1,866	1,926
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (h)	35,763	37,152
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.533% 11/15/2057 (h)(j)	1,578	1,619
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (h)(j)	1,327	1,363
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (h)(j)	3,993	4,061
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (h)(j)	4,192	4,343
Bank Commercial Mortgage Trust, Series 2017-BNK5, Class C, 1.00% 6/15/2060 (h)(j)	1,900	1,822
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.103% 9/15/2060 (h)(j)	1,964	1,784
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.354% 5/15/2062 (h)(j)	2,500	2,102
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (h)(j)	1,905	1,602
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.463% 1/15/2063 (h)(j)	3,340	2,923
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (h)(j)	4,215	3,545
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.502% 3/15/2064 (h)(j)	750	680
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064 (h)(j)	727	637
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 6/15/2064 (h)	5,000	4,291
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064 (h)(j)	5,750	4,926
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (h)(j)	861	872
Bank5, Series 2025-5YR18, Class B, 5.717% 12/15/2058 (h)(j)	1,848	1,870
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.592% 3/15/2037 (a)(h)(j)	2,667	2,531
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050 (h)	3,564	3,415
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (h)(j)	4,842	4,041
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (h)(j)	2,054	1,951
American Funds Strategic Bond Fund — Page 27 of 62

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.369% 12/15/2055 (h)(j)	USD5,194	$5,132
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.368% 11/15/2056 (h)(j)	457	457
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (h)	207	204
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (h)(j)	1,828	1,899
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (h)(j)	1,590	1,618
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (h)(j)	707	728
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (h)(j)	590	617
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class C, 7.033% 5/15/2058 (h)(j)	1,500	1,563
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class A3, 5.146% 11/15/2058 (h)	3,057	3,108
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C38, Class AS, 5.476% 11/15/2058 (h)	3,057	3,125
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.059% 1/15/2051 (h)(j)	1,328	1,249
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.432% 2/15/2051 (h)(j)	2,325	2,098
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (h)(j)	1,500	1,403
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (h)(j)	2,500	2,117
Benchmark Mortgage Trust, Series 2020-B20, Class B, 2.527% 10/15/2053 (h)	1,075	873
Benchmark Mortgage Trust, Series 2020-B21, Class C, 3.429% 12/17/2053 (h)(j)	1,000	809
Benchmark Mortgage Trust, Series 2021-B23, Class B, 2.095% 2/15/2054 (h)	1,995	1,528
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (h)(j)	1,500	1,099
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (h)(j)	3,895	2,972
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (h)	500	392
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (h)(j)	3,368	3,116
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (h)(j)	2,407	1,943
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (h)(j)	2,500	2,404
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (h)(j)	1,498	1,533
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (h)(j)	1,786	1,867
Benchmark Mortgage Trust, Series 2024-V5, Class C, 7.205% 1/10/2057 (h)(j)	184	188
Benchmark Mortgage Trust, Series 2024-V8, Class B, 7.179% 7/15/2057 (h)(j)	1,422	1,492
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057 (h)(j)	4,087	3,708
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (h)(j)	867	896
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.586% 11/15/2057 (h)(j)	1,216	1,261
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (h)	1,578	1,602
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (h)	1,236	1,286
Benchmark Mortgage Trust, Series 2025-V16, Class B, 6.13% 8/15/2058 (h)(j)	1,580	1,638
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (h)	839	838
BFLD Trust, Series 2025-5MW, Class A, 4.83% 10/10/2042 (a)(h)(j)	3,293	3,270
BFLD Trust, Series 2025-5MW, Class D, 6.583% 10/10/2042 (a)(h)(j)	1,153	1,171
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.263% 3/15/2041 (a)(h)(j)	1,733	1,732
BMO Mortgage Trust, Series 2023-C4, Class B, 5.59% 2/15/2056 (h)(j)	948	945
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (h)(j)	41,374	42,830
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (h)(j)	2,804	2,888
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056 (h)(j)	1,075	1,096
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(h)	167	149
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (h)(j)	1,620	1,670
BMO Mortgage Trust, Series 2024-5C3, Class C, 7.088% 2/15/2057 (h)(j)	1,372	1,393
BMO Mortgage Trust, Series 2024-5C5, Class C, 7.112% 2/15/2057 (h)(j)	1,175	1,198
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.252% 5/15/2057 (h)(j)	854	876
BMO Mortgage Trust, Series 2024-C9, Class B, 6.561% 7/15/2057 (h)(j)	1,422	1,475
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057 (h)(j)	575	571
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (h)(j)	578	583
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.41% 11/15/2057 (h)(j)	1,000	1,023
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.062% 6/15/2041 (a)(h)(j)	3,611	3,606
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.323% 12/15/2042 (a)(h)(j)	20,141	20,187
American Funds Strategic Bond Fund — Page 28 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.573% 12/15/2042 (a)(h)(j)	USD3,137	$3,141
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 5.923% 12/15/2042 (a)(h)(j)	2,127	2,126
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.273% 12/15/2042 (a)(h)(j)	1,141	1,139
BX Commercial Mortgage Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.162% 5/15/2034 (a)(h)(j)	984	986
BX Commercial Mortgage Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 5.374% 9/15/2034 (a)(h)(j)	966	965
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.037% 11/15/2038 (a)(h)(j)	5,218	5,216
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.637% 11/15/2038 (a)(h)(j)	3,351	3,350
BX Commercial Mortgage Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 5.984% 11/15/2038 (a)(h)(j)	407	407
BX Commercial Mortgage Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.212% 11/15/2041 (a)(h)(j)	1,992	1,994
BX Commercial Mortgage Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (a)(h)(j)	1,385	1,395
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 3/15/2045 (a)(h)(j)	16,000	15,954
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.823% 3/15/2045 (a)(h)(j)	19,367	19,269
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.223% 3/15/2045 (a)(h)(j)	7,640	7,604
BX Commercial Mortgage Trust, Series 2026-VLT9, Class D, (1-month USD CME Term SOFR + 3.25%) 6.923% 3/15/2045 (a)(h)(j)	2,574	2,563
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.214% 5/15/2034 (a)(h)(j)	17,031	17,050
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 5.613% 5/15/2034 (a)(h)(j)	533	534
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.512% 4/15/2037 (a)(h)(j)	3,032	3,038
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 5.763% 1/17/2039 (a)(h)(j)	6,395	6,399
BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 6.562% 6/15/2041 (a)(h)(j)	432	425
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 8/15/2041 (a)(h)(j)	47,795	47,901
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.463% 10/15/2041 (a)(h)(j)	1,393	1,396
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 11/15/2041 (a)(h)(j)	20,657	20,695
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.564% 11/15/2041 (a)(h)(j)	16,491	16,516
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.263% 11/15/2041 (a)(h)(j)	333	334
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 6.613% 11/15/2041 (a)(h)(j)	4,412	4,419
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (a)(h)(j)	8,638	8,651
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.264% 3/15/2042 (a)(h)(j)	3,813	3,779
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 5.523% 7/15/2042 (a)(h)(j)	3,110	3,114
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (a)(h)(j)	2,310	2,325
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 7/15/2044 (a)(h)(j)	2,000	1,995
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.673% 7/15/2044 (a)(h)(j)	1,922	1,914
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.023% 7/15/2044 (a)(h)(j)	1,776	1,766
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (a)(h)(j)	13,139	13,122
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 12/15/2044 (a)(h)(j)	16,521	16,435
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.673% 12/15/2044 (a)(h)(j)	4,433	4,414
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.861% 3/15/2035 (a)(h)(j)	9,374	9,376
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.72% 8/15/2041 (a)(h)(j)	1,923	1,909
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(h)(j)	2,522	2,533
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(h)(j)	13,524	13,793
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040 (a)(h)(j)	5,926	5,901
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(h)(j)	USD980	$986
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (h)(j)	938	917
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 3.975% 4/10/2048 (h)(j)	2,500	2,239
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051 (h)(j)	3,300	3,088
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (h)(j)	675	594
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (h)(j)	3,659	3,342
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046 (a)(h)(j)	415	316
Commercial Mortgage Trust, Series 2020-CX, Class E, 2.773% 11/10/2046 (a)(h)(j)	195	142
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (h)(j)	4,000	3,306
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.548% 11/15/2048 (h)(j)	221	217
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(h)(j)	3,320	3,022
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(h)	24,515	25,010
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/12/2040 (a)(h)(j)	30,927	31,192
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(h)(j)	13,123	13,258
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(h)(j)	621	622
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(h)(j)	558	559
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.973% 10/15/2042 (a)(h)(j)	3,593	3,598
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.273% 10/15/2042 (a)(h)(j)	1,749	1,756
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.559% 2/10/2056 (h)(j)	2,477	2,521
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.559% 2/10/2056 (h)(j)	1,361	1,364
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (a)(h)(j)	2,233	2,235
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 7.923% 12/15/2039 (a)(h)(j)	2,927	2,945
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.383% 11/10/2039 (a)(h)(j)	2,340	2,377
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 3/15/2039 (a)(h)(j)	896	897
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.563% 3/15/2039 (a)(h)(j)	1,809	1,816
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(h)(j)	1,885	1,901
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(h)(j)	2,897	2,960
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049 (h)(j)	116	115
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.709% 5/10/2049 (h)(j)	1,503	1,489
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (h)(j)	1,526	1,498
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.578% 7/10/2051 (h)(j)	5,000	4,486
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (h)	3,064	2,530
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053 (h)	100	90
GS Mortgage Securities Trust, Series 2020-GC45, Class C, 3.604% 2/13/2053 (h)(j)	670	562
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (h)	2,000	1,599
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.714% 3/15/2042 (a)(h)(j)	1,407	1,409
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.264% 3/15/2042 (a)(h)(j)	2,716	2,720
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.963% 3/15/2042 (a)(h)(j)	6,366	6,257
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(h)	1,000	995
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(h)	300	299
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(h)(j)	50,042	51,232
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (a)(h)(j)	945	954
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (a)(h)(j)	2,795	2,833
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (a)(h)(j)	5,499	5,588
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 5.923% 3/15/2042 (a)(h)(j)	3,000	3,000
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.523% 3/15/2042 (a)(h)(j)	5,000	5,000
American Funds Strategic Bond Fund — Page 30 of 62

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(h)	USD3,420	$2,985
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(h)	2,925	2,487
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (a)(h)(j)	1,598	1,310
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.266% 11/15/2039 (a)(h)(j)	10,359	10,373
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 6.962% 12/15/2039 (a)(h)(j)	2,674	2,663
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.211% 12/15/2039 (a)(h)(j)	4,456	4,476
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.845% 3/10/2050 (a)(h)(j)	1,000	944
LV Trust, Series 2024-SHOW, Class C, 5.669% 10/10/2041 (a)(h)(j)	1,156	1,167
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(h)(j)	981	942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class B, 6.513% 3/15/2030 (h)(j)	500	521
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class C, 6.859% 3/15/2030 (h)(j)	490	506
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (h)	967	935
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class AS, 3.859% 11/15/2052 (h)	500	486
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (h)(j)	211	207
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2056 (h)(j)	1,231	1,292
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.245% 12/15/2056 (h)(j)	392	415
Multifamily Connecticut Avenue Securities, Series 2020-01, Class M10, (30-day Average USD-SOFR + 3.864%) 7.526% 3/25/2050 (a)(h)(j)	1,631	1,659
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (a)(h)(j)	18,232	18,744
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.162% 11/25/2053 (a)(h)(j)	46,028	52,908
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (a)(h)(j)	262	266
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.512% 7/25/2054 (a)(h)(j)	971	1,005
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (a)(h)(j)	6,806	6,921
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.762% 5/25/2055 (a)(h)(j)	1,614	1,620
Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2051 (a)(h)(j)	4,000	4,147
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (a)(h)(j)	14,245	14,788
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(h)(j)	2,317	2,309
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (a)(h)(j)	2,354	2,354
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.42% 11/5/2038 (a)(h)(j)	7,711	7,704
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.565% 2/15/2042 (a)(h)(j)	631	630
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.4413%) 6.114% 2/15/2042 (a)(h)(j)	1,094	1,093
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(h)	2,045	1,971
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032 (a)(h)	1,000	950
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(h)	121	123
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.173% 9/15/2042 (a)(h)(j)	3,428	3,433
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.064% 5/15/2039 (a)(h)(j)	35,395	35,322
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.937% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(h)	6,645	6,638
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.287% 5/15/2038 (a)(h)(j)	2,631	2,627
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 5.587% 5/15/2038 (a)(h)(j)	USD1,910	$1,900
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.273% 10/15/2041 (a)(h)(j)	1,521	1,521
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(h)	21,061	18,754
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.623% 1/15/2039 (a)(h)(j)	8,908	8,884
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 6.373% 1/15/2039 (a)(h)(j)	2,000	1,994
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.314% 2/15/2042 (a)(h)(j)	1,760	1,735
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.013% 2/15/2042 (a)(h)(j)	1,267	1,248
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.496% 8/15/2050 (h)(j)	1,582	1,494
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (a)(h)(j)	2,279	2,270
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (h)(j)	500	495
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.436% 10/15/2050 (h)(j)	4,975	4,648
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (h)	1,451	1,395
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052 (h)(j)	365	354
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class C, 4.866% 3/15/2052 (h)(j)	3,000	2,889
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (h)	2,500	2,176
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (h)(j)	2,000	2,073
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.534% 11/15/2057 (h)(j)	334	343
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class C, 6.284% 5/15/2058 (h)(j)	771	774
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (h)(j)	344	355
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (h)(j)	400	411
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.88% 9/15/2058 (h)(j)	779	743
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.949% 1/15/2059 (h)(j)	1,639	1,593
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057 (h)(j)	2,000	1,872
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.462% 11/15/2027 (a)(h)(j)	2,881	2,887
WSTN Trust, Series 2023-MAUI, Class C, 7.958% 7/5/2037 (a)(h)(j)	371	374
WSTN Trust, Series 2023-MAUI, Class D, 8.748% 7/5/2037 (a)(h)(j)	1,071	1,072
		1,030,851
Collateralized mortgage-backed obligations (privately originated) 2.30%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(b)(h)	11,342	11,356
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(h)	4,983	4,855
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(h)(j)	3,085	2,876
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(h)	1,022	934
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(b)(h)	897	898
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(h)(j)	2,597	2,580
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(h)(j)	3,366	3,358
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(h)(j)	518	502
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(h)(j)	340	332
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(h)(j)	291	286
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(h)(j)	8,403	8,212
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(b)(h)	3,154	3,091
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class C, 5.025% 6/15/2050 (h)(j)	700	678
COLT Funding, LLC, Series 2023-1, Class B1, 7.899% 4/25/2068 (a)(h)(j)	3,288	3,285
COLT Funding, LLC, Series 2024-4, Class B2, 7.784% 7/25/2069 (a)(h)(j)	1,750	1,773
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.176% 10/25/2039 (a)(h)(j)	10,711	10,824
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, (30-day Average USD-SOFR + 0.114%) 6.776% 1/25/2040 (a)(h)(j)	USD5,981	$6,059
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.026% 1/25/2040 (a)(h)(j)	12,759	12,938
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.362% 1/25/2044 (a)(h)(j)	388	395
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, (30-day Average USD-SOFR + 4.00%) 7.662% 1/25/2044 (a)(h)(j)	500	528
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 2/25/2044 (a)(h)(j)	2,243	2,242
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.162% 2/25/2044 (a)(h)(j)	7,110	7,208
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, (30-day Average USD-SOFR + 3.70%) 7.362% 2/25/2044 (a)(h)(j)	1,260	1,317
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 2/25/2046 (a)(h)(j)	11,528	11,563
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(h)	34,771	33,244
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 8.426% 10/25/2028 (h)(j)	822	824
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.962% 2/25/2042 (a)(h)(j)	599	599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.562% 4/25/2042 (a)(h)(j)	3,000	3,055
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 7.012% 5/25/2042 (a)(h)(j)	2,050	2,095
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.612% 6/25/2042 (a)(h)(j)	1,473	1,496
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 8.162% 6/25/2042 (a)(h)(j)	2,400	2,491
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.812% 9/25/2042 (a)(h)(j)	177	178
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.362% 9/25/2042 (a)(h)(j)	3,344	3,450
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.912% 5/25/2044 (a)(h)(j)	8,337	8,344
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2045 (a)(h)(j)	1,798	1,801
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 11.526% 9/25/2048 (a)(h)(j)	4,500	5,125
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 11.926% 7/25/2049 (a)(h)(j)	2,360	2,618
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.876% 1/25/2050 (a)(h)(j)	4,970	5,499
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.026% 1/25/2050 (a)(h)(j)	7,000	7,785
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.576% 2/25/2050 (a)(h)(j)	5,000	5,498
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.376% 3/25/2050 (a)(h)(j)	5,110	6,138
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 8.876% 6/25/2050 (a)(h)(j)	1,308	1,388
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.126% 6/25/2050 (a)(h)(j)	8,240	10,603
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 13.776% 7/25/2050 (a)(h)(j)	USD3,222	$4,241
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.776% 8/25/2050 (a)(h)(j)	10,954	14,486
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.176% 9/25/2050 (a)(h)(j)	6,262	8,154
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.179% 10/25/2050 (a)(h)(j)	15,360	21,127
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.062% 11/25/2050 (a)(h)(j)	5,060	6,189
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.312% 12/25/2050 (a)(h)(j)	2,500	2,914
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (a)(b)(h)	2,565	2,575
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(h)	1,525	1,483
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(h)(j)	50,369	50,856
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(h)(j)	3,429	3,405
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(h)	1,764	1,766
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058 (a)(h)(j)	1,497	1,382
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.551% 11/25/2058 (a)(h)(j)	1,000	908
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(h)(j)	5,079	5,153
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(h)	36,173	36,359
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(b)(h)	6,227	6,253
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(h)(j)	14,047	13,955
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(b)(h)	11,447	11,500
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(h)(j)	3,798	3,777
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(h)(j)	4,154	4,207
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(h)(j)	3,051	2,710
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(h)	12,047	11,416
Progress Residential Trust, Series 2025-SFR6, Class F1, 4.00% 9/17/2042 (a)(h)	1,534	1,366
Progress Residential Trust, Series 2025-SFR6, Class B, 4.00% 12/17/2042 (a)(h)	1,534	1,451
Progress Residential Trust, Series 2025-SFR6, Class E, 4.00% 12/17/2042 (a)(h)	1,534	1,417
Progress Residential Trust, Series 2025-SFR6, Class D, 4.00% 12/17/2042 (a)(h)	1,326	1,229
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (a)(h)	1,141	1,102
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(h)	4,243	4,108
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.034% 10/25/2055 (a)(h)(j)	2,074	2,075
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.201% 3/25/2054 (a)(h)(j)	1,264	1,255
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.082% 4/25/2056 (a)(h)(j)	3,500	3,319
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.141% 4/25/2057 (a)(h)(j)	2,000	1,872
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.629% 6/25/2057 (a)(h)(j)	1,000	872
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(d)(g)	20,212	19,404
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(b)(h)	3,823	3,813
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(h)(j)	2,000	2,022
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(b)(h)	19,606	19,723
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(b)(h)	2,086	2,106
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(h)(j)	611	611
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(b)(h)	2,343	2,361
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(h)	2,101	2,110
		487,353
Total mortgage-backed obligations		4,398,997
American Funds Strategic Bond Fund — Page 34 of 62

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 18.53% U.S. Treasury 10.95%	Principal amount (000)	Value (000)
U.S. Treasury 1.875% 6/30/2026	USD283	$282
U.S. Treasury 0.875% 9/30/2026	1,047	1,032
U.S. Treasury 1.625% 9/30/2026	193	190
U.S. Treasury 1.75% 12/31/2026	12,462	12,280
U.S. Treasury 4.25% 12/31/2026	5,793	5,814
U.S. Treasury 4.00% 1/15/2027	10,012	10,032
U.S. Treasury 4.125% 10/31/2027	954	958
U.S. Treasury 3.375% 11/30/2027	12	12
U.S. Treasury 3.375% 2/29/2028	2,217	2,200
U.S. Treasury 3.625% 3/31/2028	3,156	3,145
U.S. Treasury 3.875% 3/31/2028	22,424	22,459
U.S. Treasury 4.875% 10/31/2028	2,631	2,699
U.S. Treasury 3.125% 11/15/2028	205	201
U.S. Treasury 4.375% 11/30/2028	2,439	2,473
U.S. Treasury 3.75% 12/31/2028	11,803	11,782
U.S. Treasury 3.50% 1/15/2029	5,000	4,958
U.S. Treasury 4.00% 1/31/2029	9,986	10,033
U.S. Treasury 3.50% 2/15/2029	4,457	4,418
U.S. Treasury 3.50% 3/15/2029	55,489	55,010
U.S. Treasury 4.125% 3/31/2029	2,797	2,821
U.S. Treasury 4.625% 4/30/2029	9,774	9,997
U.S. Treasury 4.00% 7/31/2029	205	206
U.S. Treasury 3.50% 9/30/2029	4,560	4,506
U.S. Treasury 4.125% 10/31/2029	142	143
U.S. Treasury 4.125% 11/30/2029	190	192
U.S. Treasury 4.375% 12/31/2029	46	47
U.S. Treasury 3.75% 1/31/2031	1,000	992
U.S. Treasury 3.50% 2/28/2031	26,907	26,388
U.S. Treasury 3.875% 3/31/2031	27,627	27,542
U.S. Treasury 1.375% 11/15/2031	4,248	3,685
U.S. Treasury 2.875% 5/15/2032	367	343
U.S. Treasury 2.75% 8/15/2032	3,174	2,936
U.S. Treasury 4.125% 11/15/2032	17,130	17,141
U.S. Treasury 4.00% 2/15/2034	29,260	28,866
U.S. Treasury 4.375% 5/15/2034	2,621	2,649
U.S. Treasury 3.875% 8/15/2034	2,573	2,508
U.S. Treasury 4.25% 11/15/2034	35,601	35,595
U.S. Treasury 4.125% 2/15/2036	145,688	143,423
U.S. Treasury 4.375% 11/15/2039	40,700	39,698
U.S. Treasury 1.125% 8/15/2040	45,000	28,044
U.S. Treasury 1.875% 2/15/2041	176,283	122,117
U.S. Treasury 2.25% 5/15/2041	98,018	71,431
U.S. Treasury 2.75% 11/15/2042	25,041	19,041
U.S. Treasury 3.875% 2/15/2043	1,690	1,501
U.S. Treasury 4.375% 8/15/2043	1,867	1,762
U.S. Treasury 4.75% 11/15/2043	20,623	20,365
U.S. Treasury 4.50% 2/15/2044	1,315	1,257
U.S. Treasury 4.125% 8/15/2044	94	85
U.S. Treasury 4.75% 2/15/2045 (i)	245,000	240,674
U.S. Treasury 4.625% 2/15/2046	4,143	3,994
U.S. Treasury 1.375% 8/15/2050	29,660	14,496
U.S. Treasury 1.625% 11/15/2050	66,000	34,423
U.S. Treasury 2.375% 5/15/2051	77,828	48,679
U.S. Treasury 3.625% 2/15/2053	15,719	12,611
American Funds Strategic Bond Fund — Page 35 of 62

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.75% 11/15/2053	USD13,637	$13,256
U.S. Treasury 4.25% 2/15/2054 (i)	217,958	195,191
U.S. Treasury 4.625% 5/15/2054	15,499	14,775
U.S. Treasury 4.25% 8/15/2054 (i)	209,370	187,468
U.S. Treasury 4.75% 8/15/2055 (i)	91,238	88,879
U.S. Treasury 4.625% 11/15/2055 (i)	734,320	701,276
		2,320,981
U.S. Treasury inflation-protected securities 7.58%
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (l)	198,476	199,422
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (i)(l)	735,632	726,955
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (l)	4,126	2,335
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (i)(l)	418,521	222,088
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (l)	65,360	57,543
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (i)(l)	252,504	234,442
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (l)	176,119	163,322
		1,606,107
Total U.S. Treasury bonds & notes		3,927,088
Bonds & notes of governments & government agencies outside the U.S. 7.54% Japan 2.12%
Japan, Series 192, 2.40% 3/20/2045	JPY41,844,300	233,147
Japan, Series 85, 2.30% 12/20/2054	3,600,750	17,161
Japan, Series 86, 2.40% 3/20/2055	38,874,450	189,400
Japan Bank for International Cooperation 1.25% 1/21/2031	USD11,352	9,943
		449,651
Mexico 1.75%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	99,340	99,986
United Mexican States 5.625% 2/9/2034	15,878	15,549
United Mexican States 5.625% 9/22/2035	5,371	5,204
United Mexican States 6.00% 5/7/2036	12,140	12,090
United Mexican States 6.875% 5/13/2037	12,095	12,700
United Mexican States 6.625% 1/29/2038	3,790	3,871
United Mexican States 6.125% 2/9/2038	193,431	188,740
United Mexican States 5.00% 4/27/2051	2,270	1,780
United Mexican States 3.75% 4/19/2071	13,080	7,583
United Mexican States, Series M, 8.00% 11/7/2047	MXN496,456	23,193
		370,696
Brazil 1.09%
Brazil (Federative Republic of) 6.25% 5/22/2036	USD20,000	19,610
Brazil (Federative Republic of) 6.00% 8/15/2040 (l)	BRL61,929	10,519
Brazil (Federative Republic of) 6.00% 8/15/2050 (l)	1,140,547	188,919
Brazil (Federative Republic of) 6.00% 5/15/2055 (l)	10,190	1,672
Brazil (Federative Republic of) 6.00% 8/15/2060 (l)	61,929	10,087
		230,807
Hungary 0.76%
Hungary (Republic of) 4.75% 11/24/2032	HUF61,072,210	160,628
American Funds Strategic Bond Fund — Page 36 of 62

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Supra National 0.36%	Principal amount (000)	Value (000)
European Investment Bank 0.625% 10/21/2027	USD15,310	$14,590
European Union 3.75% 10/12/2045	EUR54,590	61,112
		75,702
Colombia 0.25%
Colombia (Republic of) 5.375% 1/21/2029	USD8,550	8,481
Colombia (Republic of) 6.125% 1/21/2031	4,465	4,398
Colombia (Republic of) 8.00% 4/20/2033	13,802	14,556
Colombia (Republic of) 7.50% 2/2/2034	5,918	6,064
Colombia (Republic of) 8.00% 11/14/2035	3,277	3,438
Colombia (Republic of) 7.75% 11/7/2036	16,089	16,474
		53,411
Canada 0.20%
OMERS Finance Trust 3.50% 4/19/2032 (a)	20,000	19,114
OMERS Finance Trust 4.00% 4/19/2052 (a)	20,000	15,673
Saskatchewan (Province of) 3.25% 6/8/2027	8,047	7,978
		42,765
Romania 0.19%
Romania (Republic of) 3.50% 4/3/2034	EUR498	493
Romania (Republic of) 5.625% 5/30/2037	37,500	40,942
		41,435
Egypt 0.17%
Egypt (Arab Republic of) 5.80% 9/30/2027	USD2,110	2,086
Egypt (Arab Republic of) 7.60% 3/1/2029	695	713
Egypt (Arab Republic of) 5.875% 2/16/2031	3,325	3,067
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	15,000	15,795
Egypt (Arab Republic of) 8.50% 1/31/2047	1,170	1,012
Egypt (Arab Republic of) 7.903% 2/21/2048	605	494
Egypt (Arab Republic of) 8.70% 3/1/2049	1,840	1,616
Egypt (Arab Republic of) 8.15% 11/20/2059	14,000	11,444
Egypt (Arab Republic of) 7.50% 2/16/2061	920	701
		36,928
India 0.13%
Export-Import Bank of India 5.00% 1/12/2036 (a)	20,000	19,583
India (Republic of) 7.88% 3/19/2030	INR333,000	3,639
India (Republic of) 7.61% 5/9/2030	367,000	4,003
		27,225
Peru 0.12%
Peru (Republic of) 5.50% 3/30/2036	USD9,655	9,635
Peru (Republic of) 5.875% 8/8/2054	6,375	6,161
Peru (Republic of) 2.78% 12/1/2060	17,695	9,376
		25,172
Mozambique 0.11%
Mozambique (Republic of) 9.00% 9/15/2031	30,000	22,557
South Korea 0.07%
Korea Housing Finance Corp. 4.625% 2/24/2028 (a)	14,900	15,049
American Funds Strategic Bond Fund — Page 37 of 62

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Spain 0.06%	Principal amount (000)	Value (000)
Spain (Kingdom of) 1.25% 10/31/2030	EUR12,245	$13,150
Gabon 0.04%
Gabonese (Republic of) 7.00% 11/24/2031 (a)	USD10,000	8,280
Israel 0.04%
Israel (State of) 4.50% 1/13/2031	8,040	7,880
Panama 0.03%
Panama (Republic of) 2.252% 9/29/2032	8,527	7,024
Senegal 0.03%
Senegal (Republic of) 6.75% 3/13/2048	11,000	5,628
United Kingdom 0.02%
United Kingdom 0.125% 8/10/2041 (l)	GBP3,440	3,482
Saudi Arabia 0.00%
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (a)	USD1,188	1,139
Argentina 0.00%
Argentina (Republic of) 1.00% 7/9/2029	112	99
Total bonds & notes of governments & government agencies outside the U.S.		1,598,708
Asset-backed obligations 6.17% Other asset-backed securities 2.61%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(h)	1,758	1,761
ACHD Trust, Series 2025-DS1, Class B, 9.38% 1/9/2034 (a)(h)	600	606
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(h)	204	205
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(h)	115	116
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(h)	262	263
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(h)	468	469
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(h)	904	906
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (a)(h)	650	650
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(h)	1,004	1,006
Affirm Asset Securitization Trust, Series 2025-X2, Class D, 5.23% 10/15/2030 (a)(h)	2,609	2,603
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (a)(h)	694	692
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (a)(h)	423	421
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (a)(h)	1,704	1,695
Affirm Master Trust, Series 2025-3A, Class E, 6.80% 10/16/2034 (a)(h)	5,000	4,951
Affirm Master Trust, Series 2026-2A, Class E, 7.06% 4/16/2035 (a)(h)	5,000	5,012
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(h)	3,774	3,775
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(h)	1,807	1,786
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(h)	722	722
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(h)	2,178	2,196
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(h)	5,611	5,609
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(h)	2,017	2,006
American Funds Strategic Bond Fund — Page 38 of 62

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034 (a)(h)	USD8,400	$8,192
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(h)	1,193	1,140
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(h)	100	101
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(h)	4,782	4,777
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(h)	12,363	12,356
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(h)	6,469	6,108
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(h)	26,667	26,890
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(h)	8,676	8,579
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(h)	301	301
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(h)	5,352	4,528
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(h)	584	479
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(h)	325	204
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(h)	12,548	10,185
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(h)	14,899	14,919
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(h)	2,850	2,819
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(h)	821	829
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(h)	159	162
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(h)	400	414
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(h)	468	442
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(h)	885	838
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(h)	875	876
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (a)(h)	15,154	15,107
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(h)	5,160	5,226
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(h)	596	601
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (h)	9,026	9,078
DataBank Issuer, LLC, Series 2026-1A, Class A2, 5.811% 2/25/2056 (a)(h)	1,225	1,220
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(h)	1,809	1,695
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(h)	2,012	2,013
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(h)	1,062	1,062
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(h)	2,926	2,687
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(h)	166	150
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(h)	6,260	6,257
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(h)	41,388	41,281
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(h)	3,637	3,628
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(h)	900	880
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(h)	1,806	1,736
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(h)	931	899
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(h)	8,494	8,434
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (a)(h)	1,499	1,506
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (a)(h)	3,050	3,055
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(h)	1,087	1,089
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (a)(h)	2,237	2,208
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(h)	332	336
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(h)	4,272	4,057
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046 (a)(h)	2,915	2,774
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(h)	55,467	46,667
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(h)	6,036	3,889
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (a)(h)	5,036	5,029
NMEF Funding, LLC, Series 2026-A, Class A3, 4.20% 2/15/2034 (a)(h)	3,205	3,189
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(h)	3,117	3,125
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (a)(h)	11,855	11,653
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(h)	10,643	10,746
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(h)	652	655
American Funds Strategic Bond Fund — Page 39 of 62

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (a)(h)	USD474	$481
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(h)	427	428
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(h)	100	99
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (a)(h)	283	282
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(h)	296	297
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(h)	146	145
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(h)	393	393
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (a)(h)	572	564
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class C, 6.30% 11/17/2032 (a)(h)	541	533
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class D, 8.58% 11/17/2032 (a)(h)	1,000	1,011
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(h)	537	528
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (a)(h)	408	401
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(h)	2,085	2,142
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (a)(h)	997	997
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (a)(h)	3,031	3,025
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(h)	254	254
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (a)(h)	2,490	2,485
Pagaya AI Debt Selection Trust, Series 2026-1, Class C, 5.507% 9/15/2033 (a)(h)	779	779
Pagaya AI Debt Selection Trust, Series 2026-1, Class D, 5.744% 9/15/2033 (a)(h)	745	743
Pagaya AI Debt Selection Trust, Series 2026-1, Class E, 9.232% 9/15/2033 (a)(h)	1,750	1,750
Pagaya AI Debt Selection Trust, Series 2026-2, Class E, 10.284% 11/15/2033 (a)(h)	1,500	1,500
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (a)(h)	1,479	1,473
Pagaya AI Debt Selection Trust, Series 2026-R1, Class C, 5.409% 12/15/2033 (a)(h)	1,629	1,621
Pagaya AI Debt Selection Trust, Series 2026-R1, Class D, 5.75% 12/15/2033 (a)(h)	1,555	1,537
Pagaya AI Debt Selection Trust, Series 2026-R1, Class E, 9.292% 12/15/2033 (a)(h)	3,134	3,128
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (a)(h)	3,483	3,485
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class B, 5.212% 7/20/2033 (a)(h)	2,374	2,375
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class C, 5.506% 7/20/2033 (a)(h)	1,199	1,199
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class D, 5.799% 7/20/2033 (a)(h)	1,473	1,473
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(h)	1,517	1,512
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(h)	5,619	5,558
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.373% 9/15/2039 (a)(h)(j)	120	122
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(h)	303	309
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(h)	372	373
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(h)	4,681	4,713
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(h)	1,461	1,474
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(h)	87	87
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (a)(h)	2,637	2,621
Sabey Data Center Issuer, LLC, Series 2026-1, Class A2, 5.482% 1/20/2051 (a)(h)	2,137	2,124
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(h)	216	221
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(h)	1,339	1,330
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(h)	651	646
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(h)	17,283	17,252
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(h)	5,039	4,791
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(h)	587	575
Stellar Jay Ireland Dac, Series 2021-1, Class B, 5.926% 10/15/2041 (a)(h)	3,215	3,195
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(h)	2,786	2,762
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(h)	447	437
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033 (a)(h)	3,050	2,995
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(h)	11,370	11,243
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(h)	13,082	12,921
Subway Funding, LLC, Series 2024-3, Class A23, 5.914% 7/30/2054 (a)(h)	13,207	12,910
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (a)(h)	1,634	1,646
American Funds Strategic Bond Fund — Page 40 of 62

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Subway Funding, LLC, Series 2024-1, Class A23, 6.505% 7/30/2054 (a)(h)	USD1,471	$1,476
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(h)	1,059	1,031
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (h)	11,791	11,839
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(h)	91	88
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(h)	317	305
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (a)(h)	788	777
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(h)	89	84
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(h)	158	152
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(h)	1,903	1,806
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(h)	18,740	18,744
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(h)	9,520	9,511
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(h)	5,155	4,852
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(h)	2,643	2,529
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(h)	391	360
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(h)	276	279
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(h)	11,221	11,258
U.S. Bank NA, Series 2026-RVM1, Class D, 7.056% 12/25/2046 (a)(h)	791	795
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.065% 12/15/2033 (a)(h)	2,690	2,686
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (a)(h)	179	179
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (a)(h)	1,295	1,288
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (a)(h)	1,709	1,696
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (a)(h)	3,070	3,080
Upstart Securitization Trust, Series 2026-1, Class B, 4.98% 3/20/2036 (a)(h)	789	786
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (a)(h)	210	216
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(h)	2,517	2,516
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(h)	213	212
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(h)	521	518
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(h)	1,000	1,019
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(h)	1,000	1,025
		552,573
Auto loan 2.46%
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (a)(h)	220	220
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(h)	685	705
American Credit Acceptance Receivables Trust, Series 2025-4, Class B, 4.55% 1/14/2030 (a)(h)	1,986	1,989
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(h)	1,380	1,397
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (a)(h)	2,398	2,443
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(h)	592	598
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (a)(h)	1,987	1,993
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(h)	102	102
American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.54% 8/12/2031 (a)(h)	1,500	1,514
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(h)	1,715	1,803
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25% 9/12/2031 (a)(h)	2,476	2,484
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(h)	1,715	1,788
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(h)	827	851
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(h)	1,271	1,308
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (a)(h)	414	416
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (a)(h)	512	514
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30% 10/15/2032 (a)(h)	500	497
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(h)	985	986
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class D, 6.36% 8/21/2028 (a)(h)	10,000	10,021
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(h)	1,468	1,491
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(h)	1,881	1,896
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(h)	374	380
American Funds Strategic Bond Fund — Page 41 of 62

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(h)	USD3,911	$3,961
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1A, Class D, 7.20% 6/20/2030 (a)(h)	6,303	6,326
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (a)(h)	8,741	8,657
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class C, 5.44% 8/20/2032 (a)(h)	620	616
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class D, 7.04% 8/20/2032 (a)(h)	966	960
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (h)	51	51
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (h)	1,420	1,426
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (h)	295	297
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (h)	572	582
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (h)	5,322	5,405
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (h)	1,391	1,399
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (h)	1,343	1,355
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (h)	1,888	1,885
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class D, 5.41% 8/15/2031 (h)	2,290	2,296
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (h)	572	583
CarMax Select Receivables Trust, Series 2025-B, Class B, 4.35% 7/15/2030 (h)	1,715	1,707
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (h)	868	888
CarMax Select Receivables Trust, Series 2025-B, Class C, 4.83% 6/16/2031 (h)	1,886	1,891
CarMax Select Receivables Trust, Series 2025-B, Class D, 5.33% 7/15/2031 (h)	3,414	3,428
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (a)(h)	500	501
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(h)	21	21
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029 (a)(h)	526	534
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (a)(h)	622	638
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(h)	96	96
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(h)	100	102
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(h)	747	753
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(h)	4,000	4,336
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(h)	2,700	2,800
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(h)	1,000	1,033
CPS Auto Receivables Trust, Series 2026-A, Class E, 6.66% 8/15/2033 (a)(h)	1,295	1,263
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(h)	9,282	9,299
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(h)	643	645
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (a)(h)	1,314	1,324
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(h)	212	214
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(h)	245	251
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (a)(h)	1,398	1,398
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (a)(h)	771	773
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(h)	1,025	1,032
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (h)	3,508	3,519
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (h)	474	475
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (h)	703	710
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (h)	464	466
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94% 5/17/2032 (h)	1,065	1,068
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (h)	1,159	1,155
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (h)	273	275
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (h)	845	850
Drive Auto Receivables Trust, Series 2025-2, Class D, 4.90% 12/15/2032 (h)	1,991	1,983
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(h)	56	56
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028 (a)(h)	1,125	1,139
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (a)(h)	465	469
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (a)(h)	541	555
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (h)	35	35
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (h)	606	605
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (h)	90	90
American Funds Strategic Bond Fund — Page 42 of 62

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028 (h)	USD191	$192
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (h)	430	439
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (h)	226	230
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (h)	596	602
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (h)	1,768	1,774
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (h)	8,879	8,932
Exeter Automobile Receivables Trust, Series 2023-4A, Class D, 6.95% 12/17/2029 (h)	991	1,010
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (h)	1,834	1,862
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (h)	1,644	1,668
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(h)	6,737	7,396
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(h)	3,697	3,971
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (h)	5,589	5,705
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(h)	2,028	2,171
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(h)	2,408	2,570
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (h)	2,705	2,727
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (h)	411	415
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(h)	4,052	4,354
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(h)	3,285	3,386
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (h)	779	784
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (h)	944	951
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (h)	1,580	1,578
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032 (a)(h)	10,020	10,289
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (h)	470	468
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (h)	2,007	1,994
Exeter Automobile Receivables Trust, Series 2026-2A, Class N, 6.89% 11/15/2033 (a)(h)	7,000	7,008
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42% 3/15/2032 (h)	643	642
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00% 3/15/2032 (h)	1,146	1,154
Exeter Select Automobile Receivables Trust, Series 2025-3, Class D, 5.54% 5/17/2032 (h)	1,146	1,156
FCCU Auto Receivables Trust, Series 2026-1A, Class B, 4.59% 7/15/2032 (a)(h)	750	742
First Investors Auto Owner Trust, Series 25-1A, Class D, 5.22% 12/15/2033 (a)(h)	1,530	1,535
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (h)	7,790	7,848
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(h)	103	104
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(h)	110	112
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(h)	633	639
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(h)	610	621
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(h)	1,900	2,008
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(h)	1,430	1,542
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(h)	1,170	1,220
GLS Auto Receivables Trust, Series 2025-3A, Class D, 5.16% 6/16/2031 (a)(h)	2,430	2,428
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (a)(h)	4,635	4,618
GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.92% 8/15/2030 (a)(h)	1,000	1,027
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(h)	153	153
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(h)	67	67
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(h)	180	182
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(h)	75	75
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(h)	194	197
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(h)	11,911	12,023
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(h)	2,225	2,235
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(h)	1,000	1,012
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028 (a)(h)	3,000	3,049
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028 (a)(h)	6,036	5,894
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(h)	14,209	13,948
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (a)(h)	625	626
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(h)	10,573	10,428
American Funds Strategic Bond Fund — Page 43 of 62

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(h)	USD7,090	$6,990
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(h)	2,477	2,445
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (a)(h)	941	957
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (a)(h)	569	578
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(h)	3,895	3,977
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(h)	100	101
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(h)	6,035	6,075
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(h)	8,358	8,400
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(h)	3,784	3,748
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (a)(h)	446	450
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (a)(h)	455	459
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (a)(h)	19,681	19,652
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (a)(h)	5,090	5,041
Hertz Vehicle Financing, LLC, Series 2025-5A, Class D, 7.74% 5/25/2030 (a)(h)	2,115	2,105
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(h)	1,000	1,035
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(h)	9,707	9,856
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(h)	655	657
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (a)(h)	372	379
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(h)	1,232	1,254
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (a)(h)	36,482	36,546
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (a)(h)	6,245	6,186
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(h)	882	889
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (a)(h)	706	709
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (a)(h)	1,296	1,295
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(h)	87	87
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(h)	493	500
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(h)	447	451
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(h)	541	550
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(h)	446	449
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(h)	161	162
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(h)	219	221
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(h)	334	342
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(h)	115	117
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(h)	333	341
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(h)	149	153
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(h)	97	97
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (a)(h)	1,095	1,094
Lendbuzz Securitization Trust, Series 2025-1A, Class B, 5.47% 11/15/2030 (a)(h)	4,299	4,312
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(h)	18	18
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(h)	421	424
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(h)	2,000	1,977
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(h)	1,952	1,952
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(h)	4,473	4,493
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(h)	3,428	3,416
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (a)(h)	1,427	1,428
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (a)(h)	3,309	3,313
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (a)(h)	2,156	2,159
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (a)(h)	28,857	28,900
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class B, 6.211% 7/25/2034 (a)(h)	1,000	1,002
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (a)(h)	370	370
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (a)(h)	792	790
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class C, 5.689% 1/25/2035 (a)(h)	792	790
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (h)	73	73
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (h)	441	442
American Funds Strategic Bond Fund — Page 44 of 62

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (h)	USD118	$119
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (h)	5,526	5,617
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (h)	283	281
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(h)	180	181
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (a)(h)	384	387
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (a)(h)	1,426	1,438
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (a)(h)	1,724	1,736
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (a)(h)	148	148
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(h)	134	134
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (a)(h)	3,420	3,426
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (a)(h)	6,998	7,022
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (a)(h)	2,770	2,785
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(h)	1,839	1,839
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(h)	839	840
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029 (a)(h)	297	297
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(h)	4,000	4,056
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(h)	1,046	1,048
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(h)	30	31
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(h)	1,750	1,753
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (a)(h)	25,182	25,157
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (a)(h)	1,207	1,227
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(h)	521	525
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(h)	269	274
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(h)	2,010	2,048
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (a)(h)	4,000	4,001
Westlake Automobile Receivables Trust, Series 2026-1A, Class D, 4.75% 7/15/2031 (a)(h)	1,952	1,934
Westlake Flooring Master Trust, Series 2025-1A, Class B, 4.84% 10/15/2029 (a)(h)	3,058	3,053
		520,897
Collateralized loan obligations 0.55%
37 Capital CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.472% 4/15/2035 (a)(h)(j)	1,000	996
ABPCI Direct Lending Fund CLO, Ltd., Series 2019-6A, Class A1RR, (3-month USD CME Term SOFR + 1.40%) 5.07% 1/27/2037 (a)(h)(j)	250	249
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.518% 10/20/2034 (a)(h)(j)	789	790
ARES CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.738% 1/25/2034 (a)(h)(j)	940	940
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.518% 7/25/2034 (a)(h)(j)	909	902
ARES CLO, Ltd., Series 2019-53A, Class BR2, (3-month USD CME Term SOFR + 1.55%) 5.218% 10/24/2036 (a)(h)(j)	1,206	1,198
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.468% 10/24/2036 (a)(h)(j)	1,533	1,522
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.118% 10/24/2036 (a)(h)(j)	2,751	2,624
Atlas Senior Loan Fund CLO, Ltd., Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.568% 1/20/2034 (a)(h)(j)	1,617	1,603
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, (3-month USD CME Term SOFR + 0.262%) + 1.55%) 5.479% 7/20/2033 (a)(h)(j)	2,597	2,600
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.253% 5/17/2031 (a)(h)(j)	2,083	2,056
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD CME Term SOFR + 2.462%) 6.129% 10/20/2030 (a)(h)(j)	700	701
American Funds Strategic Bond Fund — Page 45 of 62

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/19/2034 (a)(h)(j)	USD1,651	$1,649
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.518% 4/19/2034 (a)(h)(j)	6,430	6,391
Canyon Capital CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.572% 4/15/2034 (a)(h)(j)	750	728
Cedar Funding, Ltd., CLO, Series 2016-6A, Class DR3, (3-month USD CME Term SOFR + 3.10%) 6.768% 4/20/2034 (a)(h)(j)	1,000	982
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.312% 1/21/2037 (a)(h)(j)	1,062	1,055
Dryden Senior Loan Fund, CLO, Series 2022-98, Class D, (3-month USD CME Term SOFR + 3.10%) 6.768% 4/20/2035 (a)(h)(j)	300	292
Elmwood CLO 15, Ltd., 4/22/2035 (3-month CME Term SOFR + 2.90%) 6.569% 4/22/2035 (a)(h)(j)	1,400	1,371
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 10/20/2032 (a)(h)(j)	1,750	1,745
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.518% 10/20/2032 (a)(h)(j)	2,120	2,083
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class A1AR (3-month USD CME Term SOFR + 1.10%) 4.768% 10/20/2033 (a)(h)(j)	2,228	2,228
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 1.40%) 5.068% 10/20/2033 (a)(h)(j)	1,898	1,897
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.368% 10/20/2033 (a)(h)(j)	5,214	5,217
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.718% 10/20/2033 (a)(h)(j)	1,800	1,793
Fortress Credit BSL CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.521% 4/23/2036 (a)(h)(j)	1,659	1,660
Fortress Credit BSL CLO, Ltd., Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.421% 1/23/2037 (a)(h)(j)	872	868
Fortress Credit Opportunities CLO, LLC, Series 2025-37A, Class B, (3-month USD CME Term SOFR + 2.60%) 6.268% 7/20/2033 (a)(h)(j)	2,000	2,002
Galaxy CLO, Ltd., Series 2024-33A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.411% 4/20/2037 (a)(h)(j)	1,931	1,932
Galaxy CLO, Ltd., Series 2024-33A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.761% 4/20/2037 (a)(h)(j)	358	358
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.168% 1/20/2037 (a)(h)(j)	1,533	1,535
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.368% 1/20/2037 (a)(h)(j)	794	790
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.218% 1/20/2037 (a)(h)(j)	4,280	4,228
Golub Capital Partners CLO, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.44% 10/21/2038 (a)(h)(j)	250	249
Golub Capital Partners Static CLO, Ltd., Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.318% 7/20/2035 (a)(h)(j)	750	748
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.364% 1/20/2034 (a)(h)(j)	452	450
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.422% 1/15/2037 (a)(h)(j)	1,348	1,336
ICG US CLO, Ltd., Series 2016-1A, Class BR3, (3-month USD CME Term SOFR + 1.95%) 5.621% 4/29/2034 (a)(h)(j)	2,912	2,900
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 5.629% 7/14/2031 (a)(h)(j)	500	501
American Funds Strategic Bond Fund — Page 46 of 62

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.618% 7/25/2034 (a)(h)(j)	USD740	$739
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.363% 4/20/2035 (a)(h)(j)	864	857
Neuberger Berman CLO, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.209% 7/23/2036 (a)(h)(j)	1,110	1,105
Northwoods Capital CLO, Ltd., Series 2021-25A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.568% 7/20/2034 (a)(h)(j)	1,917	1,871
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.768% 7/20/2034 (a)(h)(j)	1,000	944
Ocean Trails CLO, Series 2023-14A, Class D1R, (3-month USD CME Term SOFR + 3.10%) 6.768% 1/20/2038 (a)(h)(j)	1,850	1,813
Ocean Trails CLO, Series 2024-16A, Class D1, (3-month USD CME Term SOFR + 3.30%) 6.968% 1/20/2038 (a)(h)(j)	670	668
Palmer Square Loan Funding CLO, Ltd., Series 2024-3A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.51% 8/8/2032 (a)(h)(j)	300	296
Parallel CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.718% 7/20/2036 (a)(h)(j)	409	405
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.362% 4/20/2035 (a)(h)(j)	1,500	1,489
PPM CLO 2, Ltd., Series 2019-2, Class CR2, (3-month USD CME Term SOFR + 2.80%) 6.471% 4/16/2037 (a)(h)(j)	1,000	996
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 6.929% 7/20/2034 (a)(h)(j)	1,191	1,172
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD CME Term SOFR + 1.292%) 4.959% 4/20/2031 (a)(h)(j)	6	6
RRAM, CLO, Series 2021-14, Class A1, (3-month USD CME Term SOFR + 1.382%) 5.054% 4/15/2036 (a)(h)(j)	1,500	1,501
Sound Point CLO, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.418% 4/20/2035 (a)(h)(j)	1,453	1,453
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.672% 4/15/2032 (a)(h)(j)	1,000	990
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 6.472% 7/15/2032 (a)(h)(j)	2,230	2,180
Sycamore Tree CLO, Ltd., Series 2023-2A, Class CR2, (3-month USD CME Term SOFR + 2.10%) 5.773% 1/20/2037 (a)(h)(j)	1,000	998
Trimaran CAVU CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.447% 10/25/2034 (a)(h)(j)	1,679	1,668
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.218% 4/25/2033 (a)(h)(j)	1,757	1,753
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (a)(h)(j)	818	815
Trinitas CLO, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.318% 10/20/2034 (a)(h)(j)	1,783	1,776
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 10/20/2034 (a)(h)(j)	2,537	2,522
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.858% 1/20/2037 (a)(h)(j)	20,000	20,009
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 5.618% 4/20/2034 (a)(h)(j)	878	873
Wellfleet CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 2.15%) 5.818% 4/20/2034 (a)(h)(j)	1,500	1,491
American Funds Strategic Bond Fund — Page 47 of 62

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.368% 1/20/2035 (a)(h)(j)	USD889	$885
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 7/20/2034 (a)(h)(j)	1,846	1,834
		116,278
Credit card 0.31%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(h)	2,132	2,134
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(h)	7,000	7,025
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(h)	134	135
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(h)	14,548	14,554
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(h)	1,288	1,284
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(h)	999	996
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(h)	1,202	1,196
Imprint Payments Credit Card Master Trust, Series 2025-A, Class E, 8.30% 9/15/2029 (a)(h)	3,715	3,719
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(h)	322	323
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(h)	318	319
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(h)	5,000	5,031
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(h)	1,151	1,151
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(h)	344	344
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(h)	346	344
Mission Lane Credit Card Master Trust, Series 2025-C, Class E, 7.66% 12/16/2030 (a)(h)	8,000	7,848
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(h)	4,000	3,928
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(h)	4,639	4,659
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(h)	1,326	1,331
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(h)	887	890
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(h)	1,461	1,440
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 8.08% 9/15/2031 (a)(h)	3,000	2,924
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(h)	4,000	3,923
		65,498
Student loan 0.24%
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(h)	601	604
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(h)	572	575
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(h)	429	430
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (a)(h)	4,674	4,568
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (a)(h)	3,992	3,923
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062 (a)(h)	5,313	4,707
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(h)	11,333	10,118
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.043% 7/25/2051 (a)(h)(j)	315	315
SMB Private Education Loan Trust, Series 2023-C, Class B, 6.36% 11/15/2052 (a)(h)	455	475
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(h)	1,186	1,076
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(h)	1,186	1,073
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(h)	935	939
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(h)	2,106	2,258
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(h)	1,859	1,775
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(h)	2,321	2,335
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(h)	7,896	8,340
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(h)	5,000	5,159
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(h)	2,521	2,569
		51,239
American Funds Strategic Bond Fund — Page 48 of 62

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Private issue collateralized mortgage-backed obligations 0.00%	Principal amount (000)	Value (000)
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(b)(h)	USD576	$581
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(b)(h)	466	469
		1,050
Total asset-backed obligations		1,307,535
Municipals 1.54% California 0.17%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	4,470	3,834
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	6,710	5,322
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A-T, 7.25% 9/1/2039	2,275	2,261
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	5,400	5,249
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030	6,450	5,856
Regents of the University of California, General Rev. Bonds, Series 2023-BR, 5.10% 5/15/2033	13,795	14,364
		36,886
Florida 0.07%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	14,910	13,729
Illinois 0.09%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	555	549
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/ 2039	2,645	2,505
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/ 2040	960	917
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	12,615	12,668
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	13,690	2,907
		19,546
Massachusetts 0.15%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	30,470	31,645
New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, NATL, 7.425% 2/15/2029	731	767
New York 0.36%
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.291% 2/1/2045	17,955	18,697
New York City GO Bonds, Fiscal 2025, Series 2025-H, 6.385% 2/1/2055	35,910	37,482
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	19,675	18,966
		75,145
Ohio 0.20%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	46,810	42,437
American Funds Strategic Bond Fund — Page 49 of 62

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Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico 0.24%	Principal amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (g)	USD60	$40
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (g)	145	96
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (g)	700	465
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (g)	90	60
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (g)	1,415	941
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (g)	2,000	1,330
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (g)	140	93
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (g)	1,595	1,061
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (g)	550	366
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (g)	65	43
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (g)	80	53
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (g)	45	30
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (g)	155	103
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (g)	2,975	1,978
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (g)	485	322
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (g)	1,680	1,117
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (g)	425	283
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (g)	1,240	825
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (g)	490	326
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (g)	495	329
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (g)	2,640	1,756
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (g)	825	549
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (g)	4,630	3,079
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (g)	20	13
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (g)	525	349
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (g)	4,865	3,235
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (g)	1,795	1,194
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	1,264	1,288
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	1,243	1,313
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	1,207	1,319
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,145	1,144
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	1,029	1,015
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	883	854
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,201	1,113
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,473	1,071
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (j)	4,398	2,952
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	50,777	17,881
		49,986
Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(g)	6,850	342
Washington 0.11%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (a)	22,600	23,559
American Funds Strategic Bond Fund — Page 50 of 62

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Bonds, notes & other debt instruments (continued) Municipals (continued) Wisconsin 0.15%	Principal amount (000)	Value (000)
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), CAB, Series 2021, 0% 12/17/2061	USD11,375	$11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	21,490	21,181
		32,556
Total municipals		326,598
Loans 0.45% Industrials 0.13%
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.168% 9/23/2031 (j)(m)	8,621	8,632
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.282% 6/4/2029 (j)(m)	3,127	2,912
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (j)(m)	19,952	17,050
		28,594
Information technology 0.10%
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (j)(m)	1,740	1,637
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (j)(m)	7,244	7,273
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (j)(m)	11,403	11,427
		20,337
Communication services 0.06%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.168% 9/27/2029 (j)(m)	5,945	5,963
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.782% 12/1/2028 (j)(m)	7,000	7,007
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.918% 6/4/2029 (j)(m)	101	102
		13,072
Health care 0.05%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (j)(m)	3,640	3,623
Owens & Minor, Inc., Term Loan, (3-month USD CME Term SOFR + 3.85%) 7.518% 3/29/2029 (j)(m)	6,929	6,261
		9,884
Consumer staples 0.04%
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.918% 2/11/2033 (j)(m)	9,042	9,019
Financials 0.04%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(d)(j)(m)	1,401	1,401
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (j)(m)	6,745	6,697
		8,098
Municipals 0.01%
AM Bidco Operations, LLC, Term Loan, 8.50% PIK 10/21/2027 (c)(d)(m)	5,141	3,234
Materials 0.01%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (j)(m)	2,065	1,988
Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 1.614%) 6.00% PIK and 5.282% Cash 3/11/2030 (c)(d)(j)(m)	430	430
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.29% 3/11/2030 (d)(j)(m)	448	448
Hertz Corp. (The), Term Loan B, (3-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (j)(m)	1,268	926
American Funds Strategic Bond Fund — Page 51 of 62

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Bonds, notes & other debt instruments (continued) Loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hertz Corp. (The), Term Loan C-EXIT, (1-month USD CME Term SOFR + 3.614%) 7.282% 6/30/2028 (j)(m)	USD250	$182
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (c)(d)(g)(m)	12	— (e)
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (c)(d)(g)(m)	22	— (e)
		1,986
Total loans		96,212
Federal agency bonds & notes 0.19%
Fannie Mae 0.875% 8/5/2030 (i)	19,166	16,853
Tennessee Valley Authority 4.375% 8/1/2034	23,053	23,067
		39,920
Total bonds, notes & other debt instruments (cost: $20,091,573,000)		19,200,992
Convertible bonds & notes 0.05% Information technology 0.05%
Strategy, Inc., convertible notes, 0% 12/1/2029	12,556	10,453
Total convertible bonds & notes (cost: $10,805,000)		10,453
Convertible stocks 0.04% Information technology 0.04%	Shares
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	175,900	7,917
Total convertible stocks (cost: $8,795,000)		7,917
Common stocks 0.01% Consumer discretionary 0.01%
Aimbridge Topco, LLC (d)(n)	37,845	2,708
NMG Parent, LLC (d)(n)	967	— (e)
		2,708
Health care 0.00%
Endo, LP, Class A1 (a)(n)	314,185	223
Energy 0.00%
New Fortress Energy, Inc., Class A (n)	327,772	194
Industrials 0.00%
AM BidCo Holdings, LLC (d)(n)	280	— (e)
Total common stocks (cost: $7,875,000)		3,125
Short-term securities 10.29% Money market investments 10.29%
Capital Group Central Cash Fund 3.71% (o)(p)	21,810,725	2,180,854
Total short-term securities (cost: $2,180,953,000)		2,180,854
American Funds Strategic Bond Fund — Page 52 of 62

unaudited
Options purchased (equity style) 0.35%	Value (000)
Options purchased (equity style)*	$74,777
Total options purchased (equity style) (cost: $60,058,000)	74,777
Total investment securities 101.32% (cost: $22,360,059,000)	21,478,118
Total options written (equity style) † (0.43)% (premium received: $67,917,000)	(91,500)
Other assets less liabilities (1.32)%	(188,066)
Net assets 100.00%	$21,198,552
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Call
3 Month SOFR Futures Option	215	12/11/2026	USD98.00	USD53,750	$27
Put
3 Month SOFR Futures Option	40,000	12/11/2026	USD97.00	USD10,000,000	$74,750
					$74,777
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2026 (000)
Put
3 Month SOFR Futures Option	80,000	12/11/2026	USD96.63	USD(20,000,000)	$(91,500)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month SOFR Futures	Short	1,187	6/17/2026	USD(285,844)	$1,011
3 Month CORRA Futures	Long	12,159	9/16/2026	2,133,244	2,600
3 Month SOFR Futures	Long	35,639	3/17/2027	8,585,881	(19,314)
3 Month CORRA Futures	Long	10,050	3/17/2027	1,756,547	1,656
2 Year Euro-Schatz Futures	Long	6,654	6/10/2026	813,326	(9,102)
2 Year U.S. Treasury Note Futures	Long	43,908	7/6/2026	9,108,509	(60,470)
5 Year Euro-Bobl Futures	Short	1,233	6/10/2026	(164,507)	2,358
5 Year U.S. Treasury Note Futures	Long	41,656	7/6/2026	4,506,333	(56,297)
10 Year Euro-Bund Futures	Long	256	6/10/2026	37,103	(719)
10 Year Italy Government Bond Futures	Short	1,307	6/10/2026	(175,664)	7,509
10 Year French Government Bond Futures	Short	2,266	6/10/2026	(310,868)	11,901
10 Year Japanese Government Bond Futures	Long	147	6/22/2026	120,699	(1,441)
American Funds Strategic Bond Fund — Page 53 of 62

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
10 Year U.S. Treasury Note Futures	Short	218	6/30/2026	USD(24,208)	$(45)
10 Year Ultra U.S. Treasury Note Futures	Short	7,623	6/30/2026	(865,330)	13,720
20 Year U.S. Treasury Bond Futures	Long	6,832	6/30/2026	777,994	(25,292)
30 Year Euro-Buxl Futures	Short	2,251	6/10/2026	(286,876)	7,231
30 Year Ultra U.S. Treasury Bond Futures	Long	5,711	6/30/2026	665,688	(12,875)
					$(137,569)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	87,887	EUR	74,309	Citibank	4/1/2026	$1,993
EUR	74,309	USD	85,200	Citibank	4/1/2026	694
COP	581,088,632	USD	150,541	Morgan Stanley	4/10/2026	7,209
KRW	68,676,869	USD	45,858	Standard Chartered Bank	4/10/2026	(191)
USD	99,748	COP	370,136,132	Morgan Stanley	4/10/2026	(734)
USD	149,915	INR	14,193,953	Citibank	4/10/2026	(1,398)
INR	14,193,953	USD	154,341	HSBC Bank	4/10/2026	(3,028)
PHP	5,657,959	USD	96,936	Citibank	4/10/2026	(3,602)
KRW	282,657,726	USD	198,354	Goldman Sachs	4/10/2026	(10,401)
USD	103,202	SEK	953,491	Citibank	4/13/2026	2,410
USD	168,458	MXN	2,990,868	Morgan Stanley	4/13/2026	1,766
USD	101,392	CLP	92,906,361	Citibank	4/13/2026	1,063
USD	249,071	PLN	921,029	Citibank	4/13/2026	967
USD	27,099	ZAR	453,437	JPMorgan Chase	4/13/2026	330
EUR	5,339	MXN	110,000	Morgan Stanley	4/13/2026	44
USD	2,327	SGD	2,972	Citibank	4/13/2026	13
USD	2,327	SGD	2,972	Citibank	4/13/2026	13
CLP	130,301,211	USD	142,671	Citibank	4/13/2026	(1,959)
CAD	204,530	USD	150,247	Morgan Stanley	4/13/2026	(3,135)
USD	104,705	CAD	143,143	Standard Chartered Bank	4/14/2026	1,742
USD	166,020	HUF	54,820,083	UBS AG	4/14/2026	1,340
USD	95,024	EUR	81,980	Citibank	4/14/2026	202
USD	7,100	EUR	6,064	Morgan Stanley	4/14/2026	86
USD	146,663	JPY	23,056,052	RBC Capital Markets	4/15/2026	1,179
EUR	163,800	GBP	142,672	Goldman Sachs	4/15/2026	633
USD	174,777	CNH	1,198,050	Citibank	4/15/2026	627
USD	103,758	EUR	89,570	Morgan Stanley	4/15/2026	152
JPY	369,842	USD	2,353	RBC Capital Markets	4/15/2026	(19)
JPY	8,654,900	EUR	47,493	Citibank	4/15/2026	(323)
CZK	2,955,816	USD	140,428	Citibank	4/15/2026	(1,199)
USD	38,828	JPY	6,120,737	RBC Capital Markets	4/16/2026	203
USD	124,735	GBP	93,749	Morgan Stanley	4/20/2026	652
JPY	7,932,082	USD	50,001	Morgan Stanley	4/20/2026	76
USD	120,009	EUR	102,787	JPMorgan Chase	4/21/2026	1,078
USD	93,893	EUR	81,810	UBS AG	4/22/2026	(772)
USD	218,500	BRL	1,144,087	Citibank	4/22/2026	(1,439)
American Funds Strategic Bond Fund — Page 54 of 62

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	196,140	THB	6,449,663	HSBC Bank	4/24/2026	$(1,771)
INR	14,193,953	USD	148,659	Citibank	5/6/2026	1,823
USD	85,349	EUR	74,309	Citibank	5/8/2026	(702)
						$(4,378)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
4.659%	Annual	SOFR	Annual	5/17/2026	USD2,287,900	$2,501	$—	$2,501
SOFR	Annual	4.5265%	Annual	6/18/2026	575,078	(890)	—	(890)
SOFR	Annual	4.528%	Annual	6/18/2026	574,958	(891)	—	(891)
SOFR	Annual	4.5335%	Annual	6/18/2026	1,149,965	(1,795)	—	(1,795)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	43	—	43
3.53%	Annual	SOFR	Annual	1/23/2027	USD719,100	(1,140)	—	(1,140)
3.5405%	Annual	SOFR	Annual	1/23/2027	990,100	(1,487)	—	(1,487)
3.535%	Annual	SOFR	Annual	1/23/2027	1,289,500	(1,993)	—	(1,993)
3.481%	Annual	SOFR	Annual	1/29/2027	537,700	(1,069)	—	(1,069)
3.4615%	Annual	SOFR	Annual	1/29/2027	1,075,400	(2,307)	—	(2,307)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	347,239	(2,433)	—	(2,433)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	370,249	(2,608)	—	(2,608)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	364,043	(2,752)	—	(2,752)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	361,100	(2,720)	—	(2,720)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	721,700	(5,478)	—	(5,478)
SOFR	Annual	4.186%	Annual	2/18/2027	2,391,850	(9,631)	—	(9,631)
3.7645%	Annual	SOFR	Annual	2/20/2027	1,124,350	442	—	442
3.761%	Annual	SOFR	Annual	2/20/2027	562,850	204	—	204
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	2,279,188	18,196	—	18,196
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR1,211,700	(12,894)	—	(12,894)
6-month PLN-WIBOR	Semi-annual	4.1575%	Annual	9/9/2027	PLN2,700,000	1,051	—	1,051
3.5325%	Annual	6-month CZK-PRIBOR	Semi-annual	9/9/2027	CZK15,300,000	(5,543)	—	(5,543)
2.321%	Semi-annual	CORRA	Semi-annual	11/17/2027	CAD1,319,900	(5,431)	—	(5,431)
2.556%	Semi-annual	CORRA	Semi-annual	12/10/2027	689,956	(1,102)	—	(1,102)
Bank of Canada Overnight Repo Rate	Semi-annual	2.359%	Semi-annual	2/17/2028	1,762,100	8,172	—	8,172
3.6475%	Annual	SOFR	Annual	2/27/2028	USD1,407,200	344	—	344
3.527%	Annual	SONIA	Annual	3/4/2028	GBP587,180	(10,624)	—	(10,624)
3.526%	Annual	SONIA	Annual	3/4/2028	587,100	(10,637)	—	(10,637)
2.50%	Semi-annual	CORRA	Semi-annual	3/9/2028	CAD1,059,678	(3,121)	—	(3,121)
2.59%	Semi-annual	CORRA	Semi-annual	3/10/2028	669,194	(1,161)	—	(1,161)
2.695%	Semi-annual	CORRA	Semi-annual	3/13/2028	371,757	(121)	—	(121)
2.636%	Semi-annual	CORRA	Semi-annual	3/13/2028	374,749	(423)	—	(423)
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY107,113,604	6,177	—	6,177
TONAR	Annual	0.715%	Annual	4/9/2028	107,113,604	6,164	—	6,164
TONAR	Annual	0.73%	Annual	4/19/2028	44,375,636	2,535	—	2,535
American Funds Strategic Bond Fund — Page 55 of 62

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
TONAR	Annual	0.73%	Annual	4/21/2028	JPY32,899,178	$1,883	$—	$1,883
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	USD44,000	1,274	—	1,274
SOFR	Annual	3.529%	Annual	1/29/2030	236,000	453	—	453
SOFR	Annual	3.528%	Annual	1/29/2030	192,800	377	—	377
SOFR	Annual	3.5485%	Annual	1/29/2030	256,250	314	—	314
3.18%	Annual	SOFR	Annual	4/17/2030	83,050	(1,259)	—	(1,259)
3.275%	Annual	SOFR	Annual	4/18/2030	83,050	(965)	—	(965)
3.353%	Annual	SOFR	Annual	4/19/2030	83,050	(722)	—	(722)
3.342%	Annual	SOFR	Annual	4/19/2030	83,050	(757)	—	(757)
3.344%	Annual	SOFR	Annual	4/20/2030	83,100	(753)	—	(753)
3.128%	Annual	SOFR	Annual	4/28/2030	83,100	(1,437)	—	(1,437)
3.285%	Annual	SOFR	Annual	5/1/2030	83,100	(946)	—	(946)
3.259%	Annual	SOFR	Annual	5/1/2030	83,150	(1,028)	—	(1,028)
3.186%	Annual	SOFR	Annual	5/9/2030	83,150	(1,266)	—	(1,266)
3.215%	Annual	SOFR	Annual	5/10/2030	83,150	(1,175)	—	(1,175)
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR56,030	1,412	—	1,412
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	56,030	1,404	—	1,404
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	56,030	1,385	—	1,385
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK693,000	(1,912)	—	(1,912)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	1,386,000	(3,849)	—	(3,849)
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR56,720	1,368	—	1,368
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	56,720	1,342	—	1,342
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	56,720	1,328	—	1,328
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK693,000	(1,660)	—	(1,660)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	1,386,100	(3,393)	—	(3,393)
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR56,500	1,323	—	1,323
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	56,500	1,308	—	1,308
3.29%	Annual	SOFR	Annual	5/19/2030	USD99,650	(1,135)	—	(1,135)
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK1,386,000	(3,302)	—	(3,302)
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	2,330,510	7,461	—	7,461
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR190,140	(5,341)	—	(5,341)
3.785%	Annual	SONIA	Annual	9/16/2030	GBP137,520	(3,151)	—	(3,151)
3.788%	Annual	SONIA	Annual	9/18/2030	139,660	(3,181)	—	(3,181)
3.822%	Annual	SONIA	Annual	9/19/2030	94,490	(1,984)	—	(1,984)
3.804%	Annual	SONIA	Annual	9/19/2030	94,490	(2,074)	—	(2,074)
SONIA	Annual	3.5975%	Annual	10/22/2030	232,010	7,775	—	7,775
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD153,800	18,859	—	18,859
SONIA	Annual	3.614%	Annual	12/4/2030	GBP112,200	3,752	—	3,752
SONIA	Annual	3.619%	Annual	12/4/2030	112,360	3,727	—	3,727
Overnight MXN-F-TIIE	28-day	8.83%	28-day	1/27/2031	MXN744,450	(1,181)	—	(1,181)
SOFR	Annual	3.326%	Annual	9/19/2032	USD465,984	9,673	—	9,673
SOFR	Annual	3.4225%	Annual	9/22/2032	467,900	7,132	—	7,132
SOFR	Annual	3.641%	Annual	2/9/2033	815,000	3,200	—	3,200
SOFR	Annual	3.6425%	Annual	2/10/2033	640,000	2,459	—	2,459
SOFR	Annual	3.10%	Annual	6/20/2033	45,150	1,782	—	1,782
SOFR	Annual	3.8045%	Annual	2/9/2036	241,900	817	—	817
SOFR	Annual	3.846%	Annual	2/9/2036	241,100	(8)	—	(8)
SOFR	Annual	3.817%	Annual	2/10/2036	360,000	845	—	845
American Funds Strategic Bond Fund — Page 56 of 62

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.677%	Annual	2/20/2036	USD241,500	$3,373	$—	$3,373
SOFR	Annual	3.6755%	Annual	2/20/2036	181,100	2,552	—	2,552
SOFR	Annual	3.689%	Annual	2/20/2036	60,400	784	—	784
SOFR	Annual	3.175%	Annual	2/1/2038	10,350	662	—	662
3.095%	Annual	SOFR	Annual	9/27/2048	13,750	(2,144)	—	(2,144)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	6,684	—	6,684
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	3,089	—	3,089
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,760	—	2,760
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	21,579	—	21,579
SOFR	Annual	3.01413%	Annual	1/12/2053	59,462	10,848	—	10,848
SOFR	Annual	2.974%	Annual	4/17/2053	26,100	4,948	—	4,948
SOFR	Annual	3.044%	Annual	4/18/2053	26,350	4,694	—	4,694
SOFR	Annual	3.0875%	Annual	4/19/2053	26,300	4,499	—	4,499
SOFR	Annual	3.1035%	Annual	4/19/2053	26,250	4,422	—	4,422
SOFR	Annual	3.0895%	Annual	4/20/2053	26,300	4,490	—	4,490
SOFR	Annual	2.9405%	Annual	4/28/2053	26,250	5,123	—	5,123
SOFR	Annual	3.0535%	Annual	5/1/2053	52,550	9,285	—	9,285
SOFR	Annual	3.085%	Annual	5/9/2053	26,550	4,556	—	4,556
SOFR	Annual	3.1135%	Annual	5/10/2053	26,400	4,408	—	4,408
SOFR	Annual	3.6815%	Annual	2/20/2054	98,500	7,307	—	7,307
SOFR	Annual	3.7205%	Annual	2/21/2054	82,208	5,565	—	5,565
SOFR	Annual	3.6745%	Annual	2/28/2054	114,450	8,622	—	8,622
SOFR	Annual	4.1655%	Annual	2/9/2056	150,030	(1,402)	—	(1,402)
SOFR	Annual	4.188%	Annual	2/9/2056	149,970	(1,982)	—	(1,982)
						$112,474	$—	$112,474
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
12%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL1,114,636	$(9,178)	$—	$(9,178)
12.03167%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	1,794,083	(14,475)	—	(14,475)
11.49%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	3,611,800	(39,124)	—	(39,124)
12.4875%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	138,150	(1,517)	—	(1,517)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	171,042	(2,061)	—	(2,061)
12.515%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	200,823	(2,160)	—	(2,160)
12.5%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	276,000	(3,002)	—	(3,002)
12.30585%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	1,626,930	(20,349)	—	(20,349)
							$(91,866)	$—	$(91,866)
American Funds Strategic Bond Fund — Page 57 of 62

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD3,484,629	$(183,682)	$(230,554)	$46,872
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	708,810	(34,049)	(33,970)	(79)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	1,412,212	(24,353)	(22,889)	(1,464)
					$(242,084)	$(287,413)	$45,329
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 3/31/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2036	USD 367,630	$(38)	$(622)	$584
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 10.29%
Money market investments 10.29%
Capital Group Central Cash Fund 3.71% (o)	$3,082,522	$2,050,616	$2,951,823	$46	$(507)	$2,180,854	$24,084
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Modec Finance BV 7.84% 7/15/2026 (d)	7/28/2023	$9,000	$9,104	0.04%
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (c)(d)	2/17/2026	7,504	7,504	0.03
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	12/23/2025-2/23/2026	4,949	5,462	0.03
Total		$21,453	$22,070	0.10%

American Funds Strategic Bond Fund — Page 58 of 62

unaudited
(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,960,130,000, which represented 23.40% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Scheduled interest and/or principal payment was not received.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $785,782,000, which represented 3.71% of the net assets of the fund.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Represents securities transacted on a TBA basis.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $96,212,000, which represented 0.45% of the net assets of the fund.

(n)	Non-income producing.
(o)	Rate represents the seven-day yield at 3/31/2026.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Strategic Bond Fund — Page 59 of 62

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $36,828,850,000. The average month-end notional amount of futures contracts while held was $42,151,492,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,484,549,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $34,544,926,000 and $5,010,959,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Strategic Bond Fund — Page 60 of 62

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$7,461,443	$44,491	$7,505,934
Mortgage-backed obligations	—	4,379,593	19,404	4,398,997
U.S. Treasury bonds & notes	—	3,927,088	—	3,927,088
Bonds & notes of governments & government agencies outside the U.S.	—	1,598,708	—	1,598,708
Asset-backed obligations	—	1,307,535	—	1,307,535
Municipals	—	326,598	—	326,598
Loans	—	90,699	5,513	96,212
Federal agency bonds & notes	—	39,920	—	39,920
Convertible bonds & notes	—	10,453	—	10,453
Convertible stocks	7,917	—	—	7,917
Common stocks	194	223	2,708	3,125
Short-term securities	2,180,854	—	—	2,180,854
Options purchased on futures (equity style)	74,777	—	—	74,777
Total	$2,263,742	$19,142,260	$72,116	$21,478,118

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$47,986	$—	$—	$47,986
Unrealized appreciation on open forward currency contracts	—	26,295	—	26,295
Unrealized appreciation on centrally cleared interest rate swaps	—	248,732	—	248,732
Unrealized appreciation on centrally cleared credit default swaps	—	47,456	—	47,456
Liabilities:
Value of options written (equity style)	(91,500)	—	—	(91,500)
Unrealized depreciation on futures contracts	(185,555)	—	—	(185,555)
Unrealized depreciation on open forward currency contracts	—	(30,673)	—	(30,673)
Unrealized depreciation on centrally cleared interest rate swaps	—	(136,258)	—	(136,258)
Unrealized depreciation on bilateral interest rate swaps	—	(91,866)	—	(91,866)
Unrealized depreciation on centrally cleared credit default swaps	—	(1,543)	—	(1,543)
Total	$(229,069)	$62,143	$—	$(166,926)
*
Amount less than one thousand.
†
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Strategic Bond Fund — Page 61 of 62

unaudited

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CPI = Consumer Price Index
CZK = Czech korunas
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate
GBP = British pounds

GO = General Obligation
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
NATL = National Public Finance Guarantee Corp. insured
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
Part. = Participation
PHP = Philippine pesos
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-112-0526
American Funds Strategic Bond Fund — Page 62 of 62